Schedule of Investments (unaudited) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 2.94%, 07/15/27(a)(b)	USD	2,080	$2,013,704
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 3.47%, 10/13/30		720	707,993
Series 2016-8A, Class DR, (3 mo. LIBOR US + 3.00%), 3.25%, 07/28/28		1,000	977,467
Battalion CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.45%), 3.71%, 01/24/29(a)(b)		1,000	973,093
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.50%), 3.78%, 01/15/29(a)(b)		815	759,424
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.97%, 10/20/32(a)(b)		250	250,838
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 3.61%, 11/23/25(a)(b)		3,000	2,907,323
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.35%), 3.61%, 08/14/30(a)(b)		1,000	934,726
CarVal CLO II Ltd.(a)(b)
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.42%, 04/20/32		500	499,989
Series 2019-1A, Class E, (3 mo. LIBOR US + 6.75%), 7.02%, 04/20/32		400	382,041
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.71%, 07/20/32(a)(b)		500	463,336
CarVal CLO Ltd., Series 2018-1A, Class E, 6.00%, 07/16/31(a)(c)		500	448,907
Cifc Funding Ltd., (3 mo. LIBOR US + 1.13%), 1.40%, 10/17/30(a)(b)		1,000	995,517
CIFC Funding Ltd.(a)(b)
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 1.37%, 01/22/31		1,000	986,073
Series 2015-5A, Class A1R, (3 mo. LIBOR US + 0.86%), 1.10%, 10/25/27		987	981,541
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.00%), 4.24%, 07/15/32		500	495,828
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 02/15/29(a)		2,000	2,047,171
Dryden 75 CLO Ltd., Series 2019-75A, Class CR, (3 mo. LIBOR US + 2.40%), 2.68%, 07/15/30(a)(b)		500	495,826
Dryden CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 04/18/31(a)(b)		1,250	1,193,351
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 3.43%, 08/15/30(a)(b)		1,000	967,175
Eaton Vance Clo Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.25%), 1.52%, 01/20/30(a)(b)		1,000	990,704
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)		1,500	1,458,662
Elmwood CLO V Ltd., Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 3.03%, 07/24/31(a)(b)		500	496,577
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, (3 mo. LIBOR US + 2.40%), 2.68%, 11/15/26(a)(b)		805	780,616

Security		Par (000)	Value

Asset-Backed Securities (continued)
Goldentree Loan Management US Clo 7 Ltd., (3 mo. LIBOR US + 2.98%), 3.39%, 04/20/31(a)(b)	USD	625	$617,390
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 3.87%, 07/18/29(a)(b)		1,000	932,958
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 3.87%, 10/20/26(a)(b)		3,750	3,716,534
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.39%, 09/25/36(b)		7,104	3,081,251
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.67%, 01/20/29(a)(b)		250	217,839
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2D, (1 mo. LIBOR US + 0.34%), 0.49%, 03/25/37(b)		5,995	3,382,826
Nelnet Student Loan Trust, Series 2006-1, Class A5, (3 mo. LIBOR US + 0.11%), 0.37%, 08/23/27(b)		25	25,258
Neuberger Berman CLO XV, Series 2013-15A, Class DR, (3 mo. LIBOR US + 3.05%), 3.33%, 10/15/29(a)(b)		1,000	946,930
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class C, (3 mo. LIBOR US + 2.50%), 2.67%, 07/20/31(a)(b)		1,163	1,162,487
OCP CLO Ltd.(a)
Series 2015-9A, Class BR, 2.03%, 07/15/27(c)		250	245,609
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.54%, 07/15/30(b)		1,000	996,524
Series 2020-19A, Class C, (3 mo. LIBOR US + 2.95%), 3.27%, 07/20/31(b)		250	247,743
Series 2020-19A, Class D, (3 mo. LIBOR US + 4.47%), 4.79%, 07/20/31(b)		250	248,794
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3 mo. LIBOR US + 2.75%), 3.01%, 01/22/30(a)(b)		500	465,567
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, (3 mo. LIBOR US + 4.20%), 4.45%, 11/20/27(a)(b)		1,160	1,152,253
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 7.42%, 01/21/30(a)(b)		595	567,788
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 05/14/32(a)		2,000	2,103,609
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.96%, 01/22/29(a)(b)		1,500	1,490,843
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 3.42%, 10/17/29(a)(b)		875	834,228
OZLM XIV Ltd., Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.00%), 3.28%, 01/15/29(a)(b)		1,000	945,741
OZLM XXI Ltd., Series 2017-21A, Class C, (3 mo. LIBOR US + 2.67%), 2.94%, 01/20/31(a)(b)		1,000	929,540
Palmer Square CLO Ltd., Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.02%, 07/20/30(a)(b)		250	233,951
Palmer Square Loan Funding Ltd.(a)(b)
(3 mo. LIBOR US + 2.10%), 2.35%, 08/20/27		1,750	1,691,887
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.52%, 01/20/27		1,000	868,002

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.(a)(b) (continued)
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.52%, 04/20/27	USD	750	$730,819
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.65%, 08/20/27		750	734,357
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.51%, 10/24/27		250	242,778
Regatta VI Funding Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 5.27%, 07/20/28(a)(b)		250	234,526
Rockford Tower CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29(a)(b)		1,750	1,637,369
SLM Private Education Loan Trust, Series 2014-A, Class B, 3.50%, 11/15/44(a)		500	507,179
Sound Point Clo XIV Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 3.85%), 4.11%, 01/23/29(a)(b)		1,550	1,491,517
Sterling Coofs Trust(a)(d)
Series 2004-1, Class A, 2.36%, 04/15/29		1,626	16,263
Series 2004-2, Class Note, 2.08%, 03/30/30		1,434	14,341
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		227	219,007
TCI-Flatiron CLO Ltd., Series 2016-1A, Class DR, 4.07%, 07/17/28(a)(c)		635	630,434
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 6.02%, 07/17/31(a)(b)		537	473,480
TICP CLO X Ltd., Series 2018-10A, Class E, (3 mo. LIBOR US + 5.50%), 5.77%, 04/20/31(a)(b)		250	219,646
TRESTLES CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 3.89%, 07/25/29(a)(b)		250	246,726
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	100	122,014
Voya CLO 2017-3 Ltd., Series 2017-3A, Class C, (3 mo. LIBOR US + 3.55%), 3.82%, 07/20/30(a)(b)	USD	1,000	965,970
Voya CLO 2018-2 Ltd., Series 2018-2A, Class A2, 1.53%, 07/15/31(a)(c)		1,000	992,041
Voya CLO Ltd., Series 2019-3A, Class C, (3 mo. LIBOR US + 2.60%), 2.87%, 10/17/32(a)(b)		1,500	1,468,127
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.52%, 07/20/28(a)(b)		1,185	1,135,866
York Clo Ltd., Series 2016-2A, Class DR, (3 mo. LIBOR US + 3.15%), 3.42%, 04/20/32(a)(b)		1,500	1,420,386
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.87%, 10/20/29(a)(b)		1,750	1,698,660

Total Asset-Backed Securities — 7.5% (Cost: $64,638,082)			65,514,940

Security		Shares	Value

Common Stocks

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(d)		542	$21,047

Total Common Stocks — 0.0% (Cost: $7,225)			21,047

		Par (000)

Corporate Bonds

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc., 3.75%, 02/15/23	USD	2,000	2,136,215

Aerospace & Defense — 1.7%
Amsted Industries, Inc., 5.63%, 07/01/27(a)		95	101,063
Bombardier, Inc.(a)
8.75%, 12/01/21		489	495,318
5.75%, 03/15/22		62	60,078
6.00%, 10/15/22		6	5,565
6.13%, 01/15/23		204	174,420
7.50%, 12/01/24		82	62,935
7.50%, 03/15/25		25	18,750
7.88%, 04/15/27		496	376,186
Eaton Corp., 4.15%, 11/02/42		500	617,221
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)		200	169,000
General Electric Co.
6.15%, 08/07/37		2,150	2,577,585
6.88%, 01/10/39		135	173,420
Howmet Aerospace, Inc., 5.13%, 10/01/24		132	139,920
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		371	387,309
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,815,565
Moog, Inc., 4.25%, 12/15/27(a)		89	91,007
Rolls-Royce PLC, 0.88%, 05/09/24	EUR	100	101,570
Signature Aviation US Holdings, Inc.(a)
5.38%, 05/01/26	USD	72	72,720
4.00%, 03/01/28		211	196,230
Smiths Group PLC, 3.63%, 10/12/22(a)		360	375,162
Spirit AeroSystems, Inc., 5.50%, 01/15/25(a)		121	121,000
TransDigm, Inc.(a)
8.00%, 12/15/25		468	508,950
6.25%, 03/15/26		3,574	3,732,310
Triumph Group, Inc., 8.88%, 06/01/24(a)		463	493,095
United Technologies Corp., 6.13%, 07/15/38		1,450	2,082,051
Wolverine Escrow LLC, 9.00%, 11/15/26(a)		145	119,625

			15,068,055

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(a)		11	11,651

Airlines — 0.9%
American Airlines Pass-Through Trust
4.95%, 01/15/23		2,106	1,805,890
3.60%, 09/22/27		1,180	1,131,745
Series 2015-2, Class A, 4.00%, 03/22/29		1,181	994,335
Avianca Holdings SA, 9.00%, 05/10/23(a)(e)(f)		302	47,376

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
Gol Finance SA, 7.00%, 01/31/25(a)	USD	200	$139,404
Latam Finance Ltd., 6.88%, 04/11/24(a)(e)(f)		257	95,170
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)		721	750,741
United Airlines Pass-Through Trust, Series A, 4.30%, 02/15/27		2,811	2,712,619

			7,677,280

Auto Components — 0.3%
Aptiv PLC, 4.40%, 10/01/46		465	455,316
Clarios Global LP, 6.75%, 05/15/25(a)		171	179,977
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR	100	117,392
6.25%, 05/15/26(a)	USD	732	767,539
8.50%, 05/15/27(a)		1,113	1,149,172
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)		176	179,520
ZF Finance GmbH
3.00%, 09/21/25	EUR	100	114,017
3.75%, 09/21/28		100	113,435

			3,076,368

Automobiles — 1.2%
Allison Transmission, Inc., 5.88%, 06/01/29(a)	USD	450	486,675
Asbury Automotive Group, Inc.(a)
4.50%, 03/01/28		86	86,538
4.75%, 03/01/30		84	84,630
FCE Bank PLC, 1.62%, 05/11/23	EUR	100	112,848
Ford Motor Co.
4.35%, 12/08/26	USD	7	6,909
4.75%, 01/15/43		2,000	1,810,850
5.29%, 12/08/46		19	17,824
Ford Motor Credit Co. LLC
5.88%, 08/02/21		300	305,625
2.98%, 08/03/22		245	241,325
3.35%, 11/01/22		314	309,290
3.81%, 01/09/24		400	396,000
4.06%, 11/01/24		200	199,750
5.13%, 06/16/25		330	340,312
4.13%, 08/04/25		279	276,326
4.39%, 01/08/26		400	395,436
General Motors Co.
6.80%, 10/01/27		357	434,805
5.00%, 10/01/28		41	46,103
6.25%, 10/02/43		2,506	2,969,769
General Motors Financial Co., Inc.
4.25%, 05/15/23		807	857,272
5.65%, 01/17/29		45	52,493
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)		108	106,110
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)		82	80,668
Navistar International Corp., 6.63%, 11/01/25(a)		217	221,883
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)		206	207,237
Penske Automotive Group, Inc.
3.50%, 09/01/25		162	161,340
5.50%, 05/15/26		22	22,695
Tesla, Inc., 5.30%, 08/15/25(a)		282	291,870
Wabash National Corp., 5.50%, 10/01/25(a)		176	176,000

			10,698,583

Banks — 1.8%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	115,926
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(g)(h)	USD	2,200	2,135,100

Security		Par (000)	Value

Banks (continued)
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(h)	USD	200	$193,188
Bank Leumi Le-Israel BM, (5 year CMT + 1.63%), 3.28%, 01/29/31(a)(h)		281	282,054
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	198,813
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(g)(h)		250	248,748
CIT Group, Inc., 5.00%, 08/01/23		237	245,887
Commerzbank AG, (5 year EUR Swap + 4.35%), 4.00%, 12/05/30(h)	EUR	100	119,746
Cooperatieve Rabobank UA, 3.95%, 11/09/22	USD	1,500	1,593,882
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(g)(h)		250	257,578
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)		3,151	3,311,489
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)		200	210,812
Santander Holdings USA, Inc., 4.50%, 07/17/25		2,000	2,218,468
Santander UK Group Holdings PLC, 2.88%, 08/05/21		1,250	1,275,140
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(h)		500	545,229
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(h)	EUR	100	129,532
Wells Fargo & Co., 3.90%, 05/01/45	USD	2,250	2,630,815

			15,712,407

Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(i)		4,600	5,671,935
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(j)		501	498,395
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(a)		442	450,398
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(a)		244	254,980
4.13%, 08/15/26(a)		281	284,864
4.75%, 07/15/27	GBP	100	129,322
Ball Corp.
5.25%, 07/01/25	USD	12	13,583
4.88%, 03/15/26		120	133,800
2.88%, 08/15/30		257	254,109
Central American Bottling Corp., 5.75%, 01/31/27(a)		222	230,059
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		23	27,284
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)		431	432,526
Silgan Holdings, Inc., 4.13%, 02/01/28		26	26,585
Trivium Packaging Finance BV
3.75%, 08/15/26	EUR	100	115,758
5.50%, 08/15/26(a)	USD	628	650,278
8.50%, 08/15/27(a)		738	795,730

			9,969,606

Biotechnology — 0.6%
Amgen, Inc., 4.40%, 05/01/45		2,250	2,787,510
Baxalta, Inc., 5.25%, 06/23/45		500	694,254
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)		51	51,200
Gilead Sciences, Inc., 4.80%, 04/01/44		1,000	1,288,931

			4,821,895

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30(a)		92	98,900
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	100	119,443

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(a)	USD	148	$149,908
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(a)		236	249,346
Griffon Corp., 5.75%, 03/01/28		59	61,586
Jeld-Wen, Inc.(a)
6.25%, 05/15/25		98	104,370
4.63%, 12/15/25		37	37,185
4.88%, 12/15/27		11	11,209
Masonite International Corp.(a)
5.75%, 09/15/26		52	54,210
5.38%, 02/01/28		29	30,927
Norbord, Inc., 6.25%, 04/15/23(a)		111	118,770
Standard Industries, Inc.(a)
5.00%, 02/15/27		142	147,680
4.75%, 01/15/28		54	56,025
4.38%, 07/15/30		323	331,161
3.38%, 01/15/31		427	421,447
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)		117	121,826

			2,113,993

Building Products — 0.5%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)		248	259,160
Home Depot, Inc., 5.88%, 12/16/36(i)		1,660	2,499,649
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,000	1,232,933
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(a)		219	222,833
SRS Distribution, Inc., 8.25%, 07/01/26(a)		332	354,410

			4,568,985

Capital Markets — 1.6%
FMR LLC, 4.95%, 02/01/33(a)		2,300	3,114,549
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.75%, 02/01/24		34	34,876
4.75%, 09/15/24		73	73,913
6.38%, 12/15/25		83	85,321
6.25%, 05/15/26		57	59,423
5.25%, 05/15/27		232	241,698
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		200	197,750
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(j)	EUR	100	117,831
Northern Trust Corp., 3.95%, 10/30/25	USD	8,000	9,272,202
Owl Rock Capital Corp., 5.25%, 04/15/24		56	58,100
Raymond James Financial, Inc., 4.95%, 07/15/46		400	517,315

			13,772,978

Chemicals — 0.8%
Air Liquide Finance SA, 3.50%, 09/27/46(a)		360	429,584
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(j)		410	411,025
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)		1,112	1,127,290
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		161	164,019
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)		150	153,375
Blue Cube Spinco LLC
9.75%, 10/15/23		22	22,688
10.00%, 10/15/25		162	171,315
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(h)		219	220,437

Security		Par (000)	Value

Chemicals (continued)
Chemours Co., 6.63%, 05/15/23	USD	234	$236,807
Element Solutions, Inc., 3.88%, 09/01/28(a)		784	769,300
Equate Petrochemical BV, 4.25%, 11/03/26(a)		206	215,874
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		101	103,020
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(a)		194	208,550
Minerals Technologies, Inc., 5.00%, 07/01/28(a)		114	117,966
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	119,004
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	41	40,706
Orbia Advance Corp SAB de CV, 4.00%, 10/04/27(a)		200	214,937
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(a)		200	224,250
PQ Corp., 5.75%, 12/15/25(a)		309	317,884
Valvoline Inc., 4.38%, 08/15/25		89	91,559
Valvoline, Inc., 4.25%, 02/15/30(a)		138	140,760
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		482	361,500
WESCO Distribution, Inc.(a)
7.13%, 06/15/25		459	499,989
7.25%, 06/15/28		417	456,896
WR Grace & Co-Conn(a)
5.63%, 10/01/24		141	149,812
4.88%, 06/15/27		191	197,246
Yingde Gases Investment Ltd., 6.25%, 01/19/23		200	206,562

			7,372,355

Commercial Services & Supplies — 0.2%
ADT Security Corp.
4.13%, 06/15/23		18	18,828
4.88%, 07/15/32(a)		333	336,330
APX Group, Inc.
7.88%, 12/01/22		80	80,000
8.50%, 11/01/24		82	86,510
ASGN, Inc., 4.63%, 05/15/28(a)		73	73,301
Herc Holdings, Inc., 5.50%, 07/15/27(a)		222	229,692
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	119,283
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	USD	49	51,327
5.75%, 04/15/26		78	83,412
3.38%, 08/31/27		253	242,689
United Rentals North America, Inc.
3.88%, 11/15/27		67	69,010
4.88%, 01/15/28		55	57,750
5.25%, 01/15/30		40	43,650
4.00%, 07/15/30		104	106,600

			1,598,382

Communications Equipment(a) — 0.1%
Avaya, Inc., 6.13%, 09/15/28		384	391,527
CommScope Technologies LLC, 6.00%, 06/15/25		262	265,550
CommScope, Inc.
5.50%, 03/01/24		397	407,945
6.00%, 03/01/26		158	164,715
8.25%, 03/01/27		27	28,080

			1,257,817

Construction & Engineering — 0.6%
Delhi International Airport Ltd., 6.45%, 06/04/29		200	199,062
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(g)(h)	EUR	100	109,934
frontdoor, Inc., 6.75%, 08/15/26(a)	USD	135	143,775
ITR Concession Co. LLC, 4.20%, 07/15/25(a)		4,000	4,372,756

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering (continued)
KBR, Inc., 4.75%, 09/30/28(a)	USD	124	$124,775
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)		69	70,553
SPIE SA, 2.63%, 06/18/26	EUR	100	116,073

			5,136,928

Construction Materials(a) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28	USD	75	76,219
Core & Main LP, 6.13%, 08/15/25		1,089	1,103,075
HD Supply, Inc., 5.38%, 10/15/26		828	866,121
IAA, Inc., 5.50%, 06/15/27		56	58,310
KAR Auction Services, Inc., 5.13%, 06/01/25		97	96,998
Picasso Finance Sub, Inc., 6.13%, 06/15/25		338	364,073
Williams Scotsman International, Inc., 4.63%, 08/15/28		162	162,655
Winnebago Industries, Inc., 6.25%, 07/15/28		92	97,060
Wolverine Escrow LLC, 8.50%, 11/15/24		164	134,480

			2,958,991

Consumer Discretionary — 0.1%
Nielsen Finance LLC/Nielsen Finance Co.(a)
5.63%, 10/01/28		279	288,570
5.88%, 10/01/30		182	188,370
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	EUR	100	119,295

			596,235

Consumer Finance — 1.0%
Capital One Financial Corp., 4.75%, 07/15/21	USD	1,935	2,002,098
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(a)(j)		203	210,105
Moody’s Corp., 4.50%, 09/01/22		1,800	1,921,282
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		530	544,495
Muthoot Finance Ltd.
6.13%, 10/31/22(a)		247	250,782
4.40%, 09/02/23		200	195,062
Navient Corp.
5.00%, 10/26/20		180	180,000
7.25%, 09/25/23		46	47,495
6.13%, 03/25/24		67	67,502
5.88%, 10/25/24		39	38,781
5.00%, 03/15/27		173	162,452
OneMain Finance Corp.
6.88%, 03/15/25		68	75,458
7.13%, 03/15/26		248	277,066
6.63%, 01/15/28		141	156,482
5.38%, 11/15/29		78	81,120
Refinitiv US Holdings, Inc.(a)
4.50%, 05/15/26	EUR	245	300,217
6.25%, 05/15/26	USD	143	153,010
8.25%, 11/15/26		544	595,680
Sabre GLBL, Inc.(a)
5.25%, 11/15/23		29	28,348
7.38%, 09/01/25		168	169,680
Verscend Escrow Corp., 9.75%, 08/15/26(a)		1,279	1,390,644
WEX, Inc., 4.75%, 02/01/23(a)		123	123,154

			8,970,913

Containers & Packaging — 0.3%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30		200	211,500

Security		Par (000)	Value

Containers & Packaging (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD	136	$140,760
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		97	100,637
Graphic Packaging International LLC(a)
4.75%, 07/15/27		53	57,373
3.50%, 03/15/28		78	77,805
3.50%, 03/01/29		73	73,456
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)		88	89,236
International Paper Co., 6.00%, 11/15/41		870	1,195,905
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		119	124,950
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)		166	175,130
Suzano Austria GmbH, 3.75%, 01/15/31		80	79,920

			2,326,672

Diversified Consumer Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)
6.63%, 07/15/26		1,442	1,535,730
9.75%, 07/15/27		266	289,014
Ascend Learning LLC, 6.88%, 08/01/25		461	471,289
Garda World Security Corp.(a)
4.63%, 02/15/27		180	180,900
9.50%, 11/01/27		92	96,600
Graham Holdings Co., 5.75%, 06/01/26(a)		62	65,255
Laureate Education, Inc., 8.25%, 05/01/25(a)		72	76,320
Service Corp. International
5.13%, 06/01/29		19	21,054
3.38%, 08/15/30		175	175,219
Sotheby’s, 7.38%, 10/15/27(a)		265	265,000

			3,176,381

Diversified Financial Services — 3.3%
Ally Financial, Inc., 8.00%, 11/01/31		810	1,108,991
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	121,729
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)	USD	200	143,000
Bank of America Corp., 3.25%, 10/21/27		4,000	4,425,132
Barclays PLC, 3.65%, 03/16/25		4,320	4,659,480
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(h)		410	396,163
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(a)(g)(h)		1,000	1,105,000
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(j)		209	111,024
Goldman Sachs Group, Inc.
3.75%, 05/22/25(i)		8,965	9,963,724
Series R, (5 year CMT + 3.22%), 4.95%(g)(h)		465	465,140
HSBC Holdings PLC, 6.10%, 01/14/42		610	874,676
Intercontinental Exchange, Inc., 4.00%, 10/15/23		470	515,673
Intrum AB, 3.00%, 09/15/27	EUR	100	101,857
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
5.25%, 03/15/22	USD	17	16,665
4.25%, 02/01/27		212	183,380
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(g)(h)		595	621,031
Manappuram Finance Ltd., 5.90%, 01/13/23		200	195,625

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley
4.00%, 07/23/25	USD	905	$1,022,876
3.13%, 07/27/26		2,000	2,214,122
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		200	183,125
Spectrum Brands, Inc.(a)
5.00%, 10/01/29		79	81,963
5.50%, 07/15/30		104	109,720

			28,620,096

Diversified Telecommunication Services — 3.9%
AT&T, Inc.
6.10%, 07/15/40		830	1,124,259
6.38%, 03/01/41		520	742,909
5.15%, 03/15/42		2,400	2,999,837
4.75%, 05/15/46		2,710	3,183,616
Axtel SAB de CV, 6.38%, 11/14/24(a)		200	207,750
CenturyLink, Inc.
5.13%, 12/15/26(a)		552	567,119
4.00%, 02/15/27(a)		235	238,739
Series P, 7.60%, 09/15/39		243	274,561
Series U, 7.65%, 03/15/42		274	306,195
Series W, 6.75%, 12/01/23		74	81,123
Series Y, 7.50%, 04/01/24		219	245,192
Cincinnati Bell, Inc.(a)
7.00%, 07/15/24		144	148,232
8.00%, 10/15/25		45	47,531
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(k)		135	137,700
Frontier Communications Corp., 8.00%, 04/01/27(a)		763	760,364
Level 3 Financing, Inc.
5.25%, 03/15/26		183	189,579
4.63%, 09/15/27(a)		16	16,440
4.25%, 07/01/28(a)		551	559,441
3.63%, 01/15/29(a)		287	283,413
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(j)		220	211,372
SoftBank Group Corp.
4.00%, 04/20/23	EUR	100	121,114
5.00%, 04/15/28		100	124,059
Sprint Capital Corp.
6.88%, 11/15/28	USD	567	708,750
8.75%, 03/15/32		146	213,716
Switch Ltd., 3.75%, 09/15/28(a)		213	215,130
Telecom Italia Capital SA
6.38%, 11/15/33		131	155,890
6.00%, 09/30/34		337	390,920
7.20%, 07/18/36		60	75,672
7.72%, 06/04/38		199	264,670
Telecom Italia SpA
5.30%, 05/30/24(a)		200	216,500
3.00%, 09/30/25	EUR	100	121,788
Verizon Communications, Inc.
6.40%, 02/15/38(i)	USD	5,700	7,924,157
6.55%, 09/15/43		6,751	10,989,149

			33,846,887

Electric Utilities — 3.6%
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	565,179
CMS Energy Corp., 5.05%, 03/15/22		1,832	1,929,612

Security		Par (000)	Value

Electric Utilities (continued)
Duke Energy Carolinas LLC
6.10%, 06/01/37	USD	640	$940,458
6.00%, 01/15/38		1,675	2,491,940
4.25%, 12/15/41		750	932,173
Duke Energy Florida LLC
6.35%, 09/15/37		2,775	4,201,698
6.40%, 06/15/38		770	1,175,199
E.ON International Finance BV, 6.65%, 04/30/38(a)		3,100	4,504,226
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		201	200,719
Energuate Trust, 5.88%, 05/03/27(a)		201	208,726
NextEra Energy Operating Partners LP(a)
4.25%, 07/15/24		192	200,198
4.25%, 09/15/24		58	60,465
4.50%, 09/15/27		27	28,823
Ohio Power Co., Series D, 6.60%, 03/01/33		3,000	4,245,416
PacifiCorp, 6.25%, 10/15/37		1,225	1,776,312
PG&E Corp., 5.25%, 07/01/30		229	221,557
Pike Corp., 5.50%, 09/01/28(a)		113	113,699
Southern California Edison Co., 5.63%, 02/01/36		1,300	1,558,754
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		3,920	5,659,324

			31,014,478

Electrical Equipment — 0.0%
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)		188	193,788

Electronic Equipment, Instruments & Components — 0.4%
BWX Technologies, Inc.(a)
5.38%, 07/15/26		136	141,270
4.13%, 06/30/28		169	172,803
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25		150	154,875
3.25%, 02/15/29		266	265,002
Corning, Inc., 4.38%, 11/15/57		2,000	2,421,633
Energizer Holdings, Inc.(a)
6.38%, 07/15/26		61	65,587
7.75%, 01/15/27		66	72,105
4.75%, 06/15/28		214	221,469
4.38%, 03/31/29		13	13,130
Itron, Inc., 5.00%, 01/15/26(a)		18	18,450
Xerox Corp., 4.80%, 03/01/35		122	116,510

			3,662,834

Energy Equipment & Services — 0.2%
Anton Oilfield Services Group, 7.50%, 12/02/22		200	112,938
Archrock Partners LP/Archrock Partners Finance Corp.(a)
6.88%, 04/01/27		182	174,334
6.25%, 04/01/28		20	18,850
ChampionX Corp., 6.38%, 05/01/26		146	139,458
Halliburton Co., 5.00%, 11/15/45		500	515,725
Pioneer Energy Services Corp.(a)(d)(j)
(11.00% PIK), 11.00%, 05/15/25		225	179,784
(5.00% PIK), 5.00%, 11/15/25(l)		152	82,148
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		237	234,926
6.88%, 09/01/27		327	324,260

			1,782,423

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance, & Security Service — 0.2%
Clean Harbors, Inc.(a)
4.88%, 07/15/27	USD	46	$47,725
5.13%, 07/15/29		109	118,251
Covanta Holding Corp., 5.00%, 09/01/30		60	60,558
GFL Environmental, Inc.(a)
4.25%, 06/01/25		59	59,590
3.75%, 08/01/25		177	177,978
7.00%, 06/01/26		359	378,458
5.13%, 12/15/26		382	394,453
8.50%, 05/01/27		140	151,900
Tervita Corp., 7.63%, 12/01/21(a)		166	151,475
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		318	321,813

			1,862,201

Equity Real Estate Investment Trusts (REITs) — 1.4%
ERP Operating LP, 4.50%, 06/01/45		1,155	1,480,866
Fortune Star BVI Ltd.
6.88%, 01/31/21		200	201,500
5.95%, 01/29/23		200	202,687
6.75%, 07/02/23		250	257,812
Healthpeak Properties, Inc., 4.00%, 06/01/25		2,000	2,252,699
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28(a)		148	155,955
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/24		56	55,720
5.38%, 05/01/25(a)		123	128,449
5.13%, 05/01/26		207	213,059
4.88%, 01/15/30		467	481,010
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		44	44,701
Iron Mountain Inc., 5.25%, 03/15/28(a)		77	80,176
Iron Mountain, Inc.(a)
4.88%, 09/15/29		20	20,350
5.25%, 07/15/30		420	437,850
4.50%, 02/15/31		62	62,583
5.63%, 07/15/32		316	333,696
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		250	227,969
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		24	24,641
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		335	355,194
4.50%, 09/01/26		277	281,021
5.75%, 02/01/27		16	17,240
4.50%, 01/15/28		205	208,844
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		446	465,044
4.63%, 08/01/29		375	390,176
NH Hotel Group SA, 3.75%, 10/01/23	EUR	115	122,802
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	USD	282	259,981
Simon Property Group LP, 4.75%, 03/15/42		1,670	1,917,669
Starwood Property Trust, Inc., 5.00%, 12/15/21		77	76,230
Trust Fibra Uno, 6.95%, 01/30/44		476	506,642
Ventas Realty LP, 4.13%, 01/15/26		870	977,552
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)		124	120,280

			12,360,398

Security		Par (000)	Value

Food & Staples Retailing — 0.8%
Albertsons Cos., Inc.(a)
7.50%, 03/15/26	USD	65	$71,308
5.88%, 02/15/28		180	192,150
4.88%, 02/15/30		167	174,098
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)		301	307,980
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC, 3.25%, 03/15/26(a)		200	198,464
Cydsa SAB de CV, 6.25%, 10/04/27(a)		319	321,492
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		200	193,125
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	206,438
Kraft Heinz Foods Co.
3.88%, 05/15/27(a)		42	44,487
4.25%, 03/01/31(a)		878	963,298
5.00%, 07/15/35		85	97,877
6.88%, 01/26/39		160	214,313
4.63%, 10/01/39(a)		53	56,267
6.50%, 02/09/40		110	139,801
5.00%, 06/04/42		86	94,181
5.20%, 07/15/45		95	103,857
4.38%, 06/01/46		252	258,912
4.88%, 10/01/49(a)		684	721,837
5.50%, 06/01/50(a)		864	990,192
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(a)		212	228,960
Post Holdings, Inc.(a)
5.00%, 08/15/26		3	3,075
5.75%, 03/01/27		73	76,741
4.63%, 04/15/30		267	274,676
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		1,000	1,094,333

			7,027,862

Food Products — 0.3%
Aramark Services, Inc.
5.00%, 04/01/25(a)		138	139,987
6.38%, 05/01/25(a)		164	170,835
4.75%, 06/01/26		154	155,817
5.00%, 02/01/28(a)		411	414,082
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)		44	45,486
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		12	12,600
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(g)(h)		200	209,281
JBS USA LUX SA/JBS USA Finance, Inc.(a)
5.75%, 06/15/25		307	315,765
6.75%, 02/15/28		151	163,835
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(a)		174	193,135
MHP Lux SA, 6.25%, 09/19/29(a)		400	380,000
Minerva Luxembourg SA, 6.50%, 09/20/26(a)		200	207,750
Simmons Foods, Inc., 7.75%, 01/15/24(a)		157	164,458

			2,573,031

Health — 0.1%
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	832,287

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc., 4.63%, 07/15/28(a)		641	665,038
Avantor, Inc., 6.00%, 10/01/24(a)		657	686,565
Hologic, Inc.(a) 4.63%, 02/01/28		96	100,836

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc.(a) (continued)
3.25%, 02/15/29	USD	92	$92,575
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA(a)
7.38%, 06/01/25		400	406,000
7.25%, 02/01/28		791	822,640
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,397,466

			4,171,120

Health Care Providers & Services — 1.3%
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(a)		138	141,935
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(a)(k)		80	80,700
AdaptHealth LLC, 6.13%, 08/01/28(a)		98	101,450
Aetna, Inc., 4.50%, 05/15/42		575	684,604
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		150	160,875
Centene Corp.
5.38%, 06/01/26(a)		6	6,323
5.38%, 08/15/26(a)		197	208,657
4.25%, 12/15/27		264	276,258
4.63%, 12/15/29		809	872,636
3.38%, 02/15/30		86	89,225
3.00%, 10/15/30(k)		207	211,181
CHS/Community Health Systems, Inc.(a)
8.63%, 01/15/24		354	352,230
6.63%, 02/15/25		98	94,815
8.00%, 03/15/26		856	841,448
Encompasss Health Corp. , 4.63%, 04/01/31		68	68,000
HCA, Inc.
5.38%, 02/01/25		345	377,775
5.88%, 02/15/26		3	3,360
5.38%, 09/01/26		97	107,185
5.63%, 09/01/28		444	507,914
5.88%, 02/01/29		147	171,255
3.50%, 09/01/30		662	674,499
5.50%, 06/15/47		850	1,052,266
LifePoint Health, Inc.(a)
6.75%, 04/15/25		130	136,825
4.38%, 02/15/27		65	65,081
Molina Healthcare, Inc.
5.38%, 11/15/22		4	4,180
4.38%, 06/15/28(a)		175	178,587
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25	EUR	100	118,103
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(a)(j)	USD	265	269,808
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health Inc., 9.75%, 12/01/26(a)		55	58,438
Surgery Center Holdings, Inc.(a)
6.75%, 07/01/25		378	376,110
10.00%, 04/15/27		210	223,650
Teleflex, Inc., 4.25%, 06/01/28(a)		279	288,765
Tenet Healthcare Corp.
8.13%, 04/01/22		641	712,728
4.63%, 07/15/24		2	2,010
4.63%, 09/01/24(a)		98	98,796
7.50%, 04/01/25(a)		123	132,225
4.88%, 01/01/26(a)		679	691,331
6.25%, 02/01/27(a)		40	41,288
5.13%, 11/01/27(a)		478	491,002
4.63%, 06/15/28(a)		96	97,382

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.13%, 10/01/28(a)	USD	290	$282,025
Vizient, Inc., 6.25%, 05/15/27(a)		176	184,360

			11,537,285

Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		518	525,407

Hotels, Restaurants & Leisure — 1.7%
1011778 BC ULC/New Red Finance, Inc.(a)
5.75%, 04/15/25		199	212,433
5.00%, 10/15/25		286	293,253
3.88%, 01/15/28		271	276,095
4.38%, 01/15/28		312	318,178
4.00%, 10/15/30(k)		42	42,324
Boyd Gaming Corp.
8.63%, 06/01/25(a)		65	71,258
6.38%, 04/01/26		99	103,078
6.00%, 08/15/26		68	70,125
4.75%, 12/01/27		121	118,731
Boyne USA, Inc., 7.25%, 05/01/25(a)		120	126,000
Caesars Entertainment, Inc.(a)
6.25%, 07/01/25		986	1,030,612
8.13%, 07/01/27		590	625,400
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)		322	332,062
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)		340	350,200
Churchill Downs, Inc.(a)
5.50%, 04/01/27		318	331,928
4.75%, 01/15/28		243	244,215
Corvias Campus Living USG LLC, 5.30%, 07/01/50(d)		5,663	4,219,797
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25		223	242,138
5.38%, 04/15/26		98	108,613
Golden Nugget, Inc., 6.75%, 10/15/24(a)		696	581,160
Las Vegas Sands Corp.
2.90%, 06/25/25		35	34,956
3.50%, 08/18/26		31	31,414
3.90%, 08/08/29		29	28,995
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	252,500
MGM China Holdings Ltd., 5.88%, 05/15/26		250	258,750
MGM Resorts International
7.75%, 03/15/22		305	321,485
6.00%, 03/15/23		253	262,463
Powdr Corp., 6.00%, 08/01/25(a)		119	121,678
Scientific Games International, Inc.
8.63%, 07/01/25(a)		136	141,913
5.00%, 10/15/25(a)		319	320,595
3.38%, 02/15/26	EUR	100	111,383
8.25%, 03/15/26(a)	USD	156	162,878
7.00%, 05/15/28(a)		100	100,245
7.25%, 11/15/29(a)		96	97,440
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)		508	540,385
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25	GBP	100	119,350
Studio City Finance Ltd., 7.25%, 02/11/24	USD	250	257,762
Vail Resorts, Inc., 6.25%, 05/15/25(a)		105	111,431

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	USD	125	$116,250
Wynn Macau Ltd.
4.88%, 10/01/24		200	196,750
5.50%, 10/01/27		200	195,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
7.75%, 04/15/25		163	172,631
5.13%, 10/01/29		286	272,415
Yum! Brands, Inc.
3.88%, 11/01/23		27	27,945
7.75%, 04/01/25(a)		289	320,515
4.75%, 01/15/30(a)		26	28,080
3.63%, 03/15/31		85	85,000
5.35%, 11/01/43		44	46,420

			14,434,729

Household Durables — 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.(a)
6.25%, 09/15/27		90	90,758
4.88%, 02/15/30		154	144,146
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(a)		158	166,690
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		215	240,306
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(a)		206	208,060
Lennar Corp.
4.88%, 12/15/23		85	91,481
4.75%, 05/30/25		149	162,616
5.25%, 06/01/26		38	42,655
4.75%, 11/29/27		215	245,476
Mattamy Group Corp., 4.63%, 03/01/30(a)		159	161,003
MDC Holdings, Inc., 6.00%, 01/15/43		72	87,120
Meritage Homes Corp., 5.13%, 06/06/27		35	38,763
NCR Corp.(a)
5.75%, 09/01/27		108	112,913
5.00%, 10/01/28		73	73,058
6.13%, 09/01/29		57	60,358
5.25%, 10/01/30		74	74,000
PulteGroup, Inc.
5.00%, 01/15/27		16	18,100
7.88%, 06/15/32		14	19,250
6.38%, 05/15/33		216	271,620
6.00%, 02/15/35		27	33,345
Taylor Morrison Communities, Inc.(a)
5.88%, 06/15/27		132	145,200
5.13%, 08/01/30		100	106,500
Tempur Sealy International, Inc., 5.50%, 06/15/26		67	69,543
Toll Brothers Finance Corp., 4.35%, 02/15/28		8	8,680
TRI Pointe Group, Inc., 5.25%, 06/01/27		28	29,890

			2,701,531

Household Products — 0.0%
ACCO Brands Corp., 5.25%, 12/15/24(a)		59	60,399

Independent Power and Renewable Electricity Producers — 0.5%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ, 6.25%, 12/10/24		200	214,500
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	208,312
Calpine Corp.(a)
5.25%, 06/01/26		64	66,488

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.(a) (continued)
4.50%, 02/15/28	USD	250	$256,035
5.13%, 03/15/28		943	976,005
4.63%, 02/01/29		361	360,323
5.00%, 02/01/31		370	377,141
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)		287	296,327
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		200	202,000
Greenko Dutch BV, 5.25%, 07/24/24		200	203,438
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	204,500
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		200	207,000
NRG Energy, Inc.
6.63%, 01/15/27		40	42,300
5.75%, 01/15/28		18	19,418
5.25%, 06/15/29(a)		173	188,138
ReNew Power Synthetic, 6.67%, 03/12/24		200	206,250
TerraForm Power Operating LLC(a)
4.25%, 01/31/23		65	66,617
5.00%, 01/31/28		16	17,515
4.75%, 01/15/30		160	169,200

			4,281,507

Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		23	24,093
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(a)		727	762,710
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,618,639
Allstate Corp., (3 mo. LIBOR US + 2.12%), 6.50%, 05/15/67(h)		4,100	5,390,372
AmWINS Group, Inc., 7.75%, 07/01/26(a)		89	95,230
Aon PLC
3.88%, 12/15/25		1,445	1,656,403
4.60%, 06/14/44		500	634,476
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(g)(h)		333	357,142
Assicurazioni Generali SpA, (3 mo. Euribor + 5.35%), 5.50%, 10/27/47(h)	EUR	100	137,616
Five Corners Funding Trust, 4.42%, 11/15/23(a)	USD	2,050	2,277,754
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		171	180,405
HUB International Ltd., 7.00%, 05/01/26(a)		848	878,740
Liberty Mutual Group, Inc., 6.50%, 05/01/42(a)		2,000	2,762,206
Muenchener Rueckversicherungs-Gesellschaft AGin Muenchen, (3 mo. Euribor + 3.50%), 6.00%, 05/26/41(h)	EUR	400	484,918
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(h)	USD	720	766,824
Prudential Financial, Inc.(i)
5.90%, 03/17/36		500	662,711
5.70%, 12/14/36		1,625	2,329,388
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)		700	819,573
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR	100	118,462

			21,957,662

Interactive Media & Services — 0.2%
21Vianet Group, Inc., 7.88%, 10/15/21	USD	200	204,250
Cablevision Lightpath LLC(a)
3.88%, 09/15/27		220	220,000

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Cablevision Lightpath LLC(a) (continued)
5.63%, 09/15/28	USD	219	$222,219
Netflix, Inc.
3.63%, 06/15/25(a)		65	67,901
4.88%, 04/15/28		31	34,642
5.88%, 11/15/28		335	399,724
5.38%, 11/15/29(a)		483	569,288
3.63%, 06/15/30	EUR	100	126,918
4.88%, 06/15/30(a)	USD	224	255,360
Twitter, Inc., 3.88%, 12/15/27(a)		64	65,760

			2,166,062

Internet Software & Services(a) — 0.2%
Expedia Group, Inc., 6.25%, 05/01/25		408	449,987
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27		27	28,095
Match Group Holdings II LLC
4.63%, 06/01/28		126	129,780
5.63%, 02/15/29		107	115,293
4.13%, 08/01/30		57	57,659
Uber Technologies, Inc.
7.50%, 11/01/23		172	179,172
7.50%, 05/15/25		492	524,270
8.00%, 11/01/26		57	60,750
7.50%, 09/15/27		253	270,710
6.25%, 01/15/28		133	136,618

			1,952,334

IT Services — 0.6%
Banff Merger Sub, Inc., 9.75%, 09/01/26(a)		951	1,005,302
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(a)		279	286,407
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(a)		372	378,743
Camelot Finance SA, 4.50%, 11/01/26(a)		342	348,840
Castle U.S. Holding Corp., 9.50%, 02/15/28(a)		202	192,658
Dun & Bradstreet Corp.(a)
6.88%, 08/15/26		269	288,919
10.25%, 02/15/27		131	148,030
Fair Isaac Corp., 4.00%, 06/15/28(a)		107	110,344
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	1,243,478
Presidio Holdings, Inc., 4.88%, 02/01/27(a)		172	173,720
Rackspace Technology Global, Inc., 8.63%, 11/15/24(a)		109	114,145
Science Applications International Corp., 4.88%, 04/01/28(a)		173	175,645
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)		575	586,851

			5,053,082

Leisure Products — 0.1%
Mattel, Inc.
6.75%, 12/31/25(a)		298	314,390
5.88%, 12/15/27(a)		77	82,871
6.20%, 10/01/40		16	15,503
5.45%, 11/01/41		82	76,680

			489,444

Machinery — 0.2%
Colfax Corp.(a)
6.00%, 02/15/24		60	62,175
6.38%, 02/15/26		174	184,440
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		70	72,275

Security		Par (000)	Value

Machinery (continued)
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	$110,210
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)	USD	114	115,568
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		90	96,300
Terex Corp., 5.63%, 02/01/25(a)		198	198,495
Titan Acquisition Ltd/Titan Co-Borrower LLC, 7.75%, 04/15/26(a)		388	386,060
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	100	119,062
Vertical US Newco, Inc., 5.25%, 07/15/27(a)	USD	266	276,444

			1,621,029

Media — 5.0%
Altice Financing SA
7.50%, 05/15/26(a)		402	425,529
3.00%, 01/15/28	EUR	100	108,665
5.00%, 01/15/28(a)	USD	239	232,129
Altice France Holding SA
8.00%, 05/15/27	EUR	100	124,280
10.50%, 05/15/27(a)	USD	1,088	1,209,040
6.00%, 02/15/28(a)		257	245,124
AMC Networks, Inc.
5.00%, 04/01/24		2	2,045
4.75%, 08/01/25		135	139,549
Block Communications, Inc., 4.88%, 03/01/28(a)		87	88,740
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27		130	136,789
5.88%, 05/01/27		18	18,898
5.00%, 02/01/28		189	198,450
5.38%, 06/01/29		147	159,311
4.75%, 03/01/30		152	160,930
4.50%, 08/15/30		607	637,377
4.25%, 02/01/31		575	595,966
4.50%, 05/01/32		720	751,500
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		4,700	5,434,247
Clear Channel International BV, 6.63%, 08/01/25(a)		256	261,837
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24		395	382,913
5.13%, 08/15/27(a)		932	894,953
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,600	3,095,604
Comcast Corp.
6.45%, 03/15/37		790	1,193,115
4.60%, 08/15/45		2,000	2,579,996
4.70%, 10/15/48		3,000	4,000,801
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(a)		1,293	1,297,073
CSC Holdings LLC
5.25%, 06/01/24		166	178,035
5.75%, 01/15/30(a)		443	470,687
4.13%, 12/01/30(a)		401	408,719
4.63%, 12/01/30(a)		897	903,727
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)		366	258,945
Discovery Communications LLC
3.25%, 04/01/23		1,850	1,929,702
3.45%, 03/15/25		210	229,662
DISH DBS Corp.
6.75%, 06/01/21		443	454,075
5.88%, 07/15/22		739	768,560
5.00%, 03/15/23		284	289,680

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
DISH DBS Corp. (continued)
7.75%, 07/01/26	USD	374	$411,161
DISH Network Corp.(l)
2.38%, 03/15/24		210	188,989
3.38%, 08/15/26		259	237,761
Entercom Media Corp., 6.50%, 05/01/27(a)		173	150,510
GCI LLC(a)
6.63%, 06/15/24		93	99,752
4.75%, 10/15/28(k)		61	61,763
Hughes Satellite Systems Corp., 5.25%, 08/01/26		70	74,421
iHeartCommunications, Inc.
6.38%, 05/01/26		91	95,184
5.25%, 08/15/27(a)		66	64,350
4.75%, 01/15/28(a)		50	47,122
Lamar Media Corp., 4.00%, 02/15/30(a)		7	7,000
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)		200	209,000
Liberty Broadband Corp., 2.75%, 09/30/50(a)(l)		431	463,639
Lions Gate Capital Holdings LLC(a)
6.38%, 02/01/24		16	15,840
5.88%, 11/01/24		109	107,093
Live Nation Entertainment, Inc., 6.50%, 05/15/27(a)		656	707,981
Meredith Corp., 6.88%, 02/01/26		23	19,205
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)		108	110,970
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(g)(h)		250	248,516
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)		217	211,575
Qualitytech LP/QTS Finance Corp.(a)
4.75%, 11/15/25		31	32,153
3.88%, 10/01/28(k)		196	197,294
Radiate Holdco LLC/Radiate Finance, Inc.(a)
4.50%, 09/15/26		411	410,914
6.50%, 09/15/28		670	686,591
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	208,576
SES SA, (5 year EUR Swap + 4.66%), 4.63%(g)(h)	EUR	100	118,564
Sirius XM Radio, Inc.(a)
5.00%, 08/01/27	USD	211	219,967
5.50%, 07/01/29		279	299,227
4.13%, 07/01/30		199	202,731
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	114,924
TCI Communications, Inc., 7.88%, 02/15/26	USD	610	824,058
TEGNA, Inc., 5.50%, 09/15/24(a)		19	19,350
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		200	210,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)		297	298,203
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)		398	400,985
Univision Communications, Inc., 5.13%, 02/15/25(a)		52	49,270
ViacomCBS, Inc., 5.85%, 09/01/43		645	818,180
Videotron Ltd., 5.13%, 04/15/27(a)		227	238,804
Virgin Media Secured Finance PLC(a)
5.50%, 05/15/29		400	429,380
4.50%, 08/15/30		233	239,394
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)		507	505,732
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	114,900
Walt Disney Co., 7.63%, 11/30/28	USD	385	550,799
WMG Acquisition Corp.(a)
5.50%, 04/15/26		11	11,413
3.88%, 07/15/30		57	58,778

Security		Par (000)	Value

Media (continued)
WMG Acquisition Corp.(a) (continued)
3.00%, 02/15/31	USD	46	$44,724
Zayo Group Holdings, Inc.(a)
4.00%, 03/01/27		562	553,134
6.13%, 03/01/28		762	786,536
Ziggo Bond Co. BV(a)
6.00%, 01/15/27		150	155,063
5.13%, 02/28/30		200	202,460
Ziggo BV, 5.50%, 01/15/27(a)		282	295,395

			43,095,984

Metals & Mining — 0.9%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24		250	256,248
5.45%, 01/24/28		200	193,166
Arconic Corp.(a)
6.00%, 05/15/25		247	263,777
6.13%, 02/15/28		151	155,058
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)		487	492,430
Constellium SE(a)
6.63%, 03/01/25		264	270,105
5.88%, 02/15/26		519	532,515
5.63%, 06/15/28		250	255,175
Freeport-McMoRan, Inc.
4.38%, 08/01/28		330	341,205
4.63%, 08/01/30		339	356,442
5.40%, 11/14/34		245	271,031
5.45%, 03/15/43		821	910,308
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		200	217,250
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		164	166,050
JSW Steel Ltd., 5.95%, 04/18/24		200	205,800
Kaiser Aluminum Corp.(a)
6.50%, 05/01/25		68	70,094
4.63%, 03/01/28		38	35,435
New Gold, Inc., 7.50%, 07/15/27(a)		289	307,785
Nexa Resources SA, 5.38%, 05/04/27(a)		299	311,334
Novelis Corp.(a)
5.88%, 09/30/26		356	365,790
4.75%, 01/30/30		646	634,514
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		400	543,058
thyssenkrupp AG, 2.88%, 02/22/24	EUR	51	56,073
Vale Overseas Ltd.
6.25%, 08/10/26	USD	133	157,273
3.75%, 07/08/30		120	123,270
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		313	245,803

			7,736,989

Multiline Retail — 0.0%
Dufry One BV, 2.00%, 02/15/27	EUR	100	97,401
Future Retail Ltd., 5.60%, 01/22/25	USD	200	168,952
Nordstrom, Inc., 8.75%, 05/15/25(a)		91	99,723

			366,076

Multi-Utilities — 0.2%
KeySpan Gas East Corp., 5.82%, 04/01/41(a)		1,010	1,411,742

Office Supplies & Equipment — 0.0%
BY Crown Parent LLC, 7.38%, 10/15/24(a)		461	467,915

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.38%, 04/15/28(a)	USD	158	$162,345

Oil, Gas & Consumable Fuels — 6.4%
Apache Corp.
4.88%, 11/15/27		141	133,245
5.10%, 09/01/40		160	143,300
5.25%, 02/01/42		20	17,900
4.75%, 04/15/43		216	192,105
4.25%, 01/15/44		125	106,250
5.35%, 07/01/49		48	42,360
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)		718	707,230
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(m)		149	111,226
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		250	236,250
Buckeye Partners LP
4.13%, 03/01/25(a)		179	170,050
4.50%, 03/01/28(a)		247	238,046
5.85%, 11/15/43		84	77,813
5.60%, 10/15/44		106	94,018
Burlington Resources LLC, 5.95%, 10/15/36		685	936,529
Callon Petroleum Co.
6.25%, 04/15/23		172	55,040
6.13%, 10/01/24		147	41,895
8.25%, 07/15/25		128	34,560
6.38%, 07/01/26		122	29,890
Cenovus Energy, Inc.
3.00%, 08/15/22		57	55,562
3.80%, 09/15/23		32	30,912
5.38%, 07/15/25		414	398,449
4.25%, 04/15/27		400	361,632
5.40%, 06/15/47		23	19,432
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		156	63,570
Cheniere Energy Partners LP
5.63%, 10/01/26		72	74,880
4.50%, 10/01/29		354	363,123
5.25%, 10/01/25		33	33,759
Cheniere Energy, Inc., 4.63%, 10/15/28(a)		874	896,942
Citgo Holding, Inc., 9.25%, 08/01/24(a)		298	283,845
CNX Resources Corp., 7.25%, 03/14/27(a)		149	151,980
Comstock Resources, Inc.
7.50%, 05/15/25(a)		296	278,240
9.75%, 08/15/26		350	359,090
ConocoPhillips, 6.50%, 02/01/39		600	877,718
Continental Resources, Inc.
5.00%, 09/15/22		288	285,863
4.50%, 04/15/23		96	91,488
4.90%, 06/01/44		157	118,248
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23		11	10,754
5.63%, 05/01/27(a)		158	141,137
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		709	668,232
CVR Energy, Inc.(a)
5.25%, 02/15/25		146	127,020
5.75%, 02/15/28		48	40,800
DCP Midstream Operating LP
5.38%, 07/15/25		118	121,667
5.63%, 07/15/27		135	138,105

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP (continued)
5.13%, 05/15/29	USD	65	$64,025
6.45%, 11/03/36(a)		148	141,825
6.75%, 09/15/37(a)		222	213,120
Devon Energy Corp., 5.85%, 12/15/25		1,000	1,120,697
Diamondback Energy, Inc., 3.50%, 12/01/29		306	296,644
eG Global Finance PLC
6.75%, 02/07/25(a)		241	246,724
6.25%, 10/30/25	EUR	142	165,739
8.50%, 10/30/25(a)	USD	200	210,500
Enbridge, Inc.(h)
(3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,935	1,964,025
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		950	983,981
Endeavor Energy Resources LP/EER Finance, Inc.(a)
6.63%, 07/15/25		128	131,520
5.50%, 01/30/26		463	459,527
5.75%, 01/30/28		239	240,195
Energy Transfer Operating LP
4.05%, 03/15/25		500	525,541
4.75%, 01/15/26		1,250	1,331,191
3.75%, 05/15/30		50	48,425
5.30%, 04/15/47		540	501,518
6.00%, 06/15/48		89	89,515
5.00%, 05/15/50		134	124,072
EnLink Midstream LLC, 5.38%, 06/01/29		50	40,500
EnLink Midstream Partners LP
4.40%, 04/01/24		144	129,600
4.15%, 06/01/25		10	8,610
4.85%, 07/15/26		20	17,302
5.60%, 04/01/44		122	78,385
5.05%, 04/01/45		19	12,065
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,790,357
EOG Resources, Inc., 5.10%, 01/15/36		200	230,822
EQM Midstream Partners LP
6.00%, 07/01/25(a)		176	181,500
4.13%, 12/01/26		68	64,803
6.50%, 07/01/27(a)		240	254,405
EQT Corp.
3.90%, 10/01/27		224	206,220
8.75%, 02/01/30		111	130,980
Extraction Oil & Gas, Inc.(a)(e)(f)
7.38%, 05/15/24		213	53,250
5.63%, 02/01/26		306	76,500
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23		93	84,398
5.63%, 06/15/24		102	86,938
6.50%, 10/01/25		29	25,085
7.75%, 02/01/28		75	65,164
Geopark Ltd., 6.50%, 09/21/24		200	188,000
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	177,000
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(a)		390	227,175
Harvest Midstream I LP, 7.50%, 09/01/28(a)		197	196,015
Hess Corp., 4.30%, 04/01/27		1,100	1,148,925
Hess Midstream Operations LP, 5.63%, 02/15/26(a)		95	96,779
Hilong Holding Ltd., 8.25%, 09/26/22(e)(f)		200	99,750
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	201,562

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Impulsora Pipeline LLC, 6.05%(d)	USD	1,723	$1,855,733
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		310	301,717
Kinder Morgan, Inc.
4.30%, 06/01/25		1,750	1,971,100
5.05%, 02/15/46		1,750	1,988,505
Leviathan Bond Ltd., 5.75%, 06/30/23(a)		145	149,350
Marathon Petroleum Corp., 6.50%, 03/01/41		2,049	2,497,970
Matador Resources Co., 5.88%, 09/15/26		395	330,200
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	216,406
MEG Energy Corp.(a)
7.00%, 03/31/24		194	180,420
6.50%, 01/15/25		387	379,616
7.13%, 02/01/27		4	3,587
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(a)		295	300,900
MPLX LP, 4.25%, 12/01/27		250	280,198
Murphy Oil Corp.
5.75%, 08/15/25		82	71,535
6.38%, 12/01/42		18	14,130
Murphy Oil USA, Inc., 4.75%, 09/15/29		106	112,890
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(a)		53	54,590
New Fortress Energy, Inc., 6.75%, 09/15/25(a)		565	590,707
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		138	175,661
NuStar Logistics LP, 6.00%, 06/01/26		99	99,279
Occidental Petroleum Corp.
2.70%, 08/15/22		308	287,786
2.90%, 08/15/24		170	144,233
5.55%, 03/15/26		1,500	1,358,865
3.20%, 08/15/26		13	10,311
3.00%, 02/15/27		3	2,353
4.30%, 08/15/39		323	223,891
6.20%, 03/15/40		482	399,385
4.50%, 07/15/44		127	90,884
4.63%, 06/15/45		314	226,865
6.60%, 03/15/46		18	15,503
4.40%, 04/15/46		294	208,802
4.10%, 02/15/47		33	22,278
4.20%, 03/15/48		199	136,812
4.40%, 08/15/49		71	49,707
Parsley Energy LLC/Parsley Finance Corp.(a)
5.38%, 01/15/25		53	52,868
5.25%, 08/15/25		40	39,600
5.63%, 10/15/27		195	194,025
4.13%, 02/15/28		192	180,480
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)		24	24,600
PDC Energy, Inc.
1.13%, 09/15/21(l)		132	125,182
6.13%, 09/15/24		117	111,442
6.25%, 12/01/25		34	31,620
5.75%, 05/15/26		164	152,282
Pertamina Persero PT, 3.65%, 07/30/29		239	255,805
Petrobras Global Finance BV
5.30%, 01/27/25		178	192,930
8.75%, 05/23/26		222	277,569
6.00%, 01/27/28		18	19,931
5.60%, 01/03/31		309	330,077
Petroleos Mexicanos, 6.88%, 08/04/26		517	497,561

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Puma International Financing SA, 5.13%, 10/06/24(a)	USD	200	$177,000
QEP Resources, Inc.
5.38%, 10/01/22		198	162,360
5.25%, 05/01/23		128	93,120
5.63%, 03/01/26		107	60,723
Range Resources Corp.
5.88%, 07/01/22		30	29,100
5.00%, 08/15/22		170	163,999
5.00%, 03/15/23(i)		122	115,900
Rattler Midstream LP, 5.63%, 07/15/25(a)		159	160,192
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		1,750	2,069,365
4.50%, 05/15/30(a)		185	208,394
Saudi Arabian Oil Co., 3.50%, 04/16/29		200	219,437
SM Energy Co.
6.13%, 11/15/22		12	9,336
10.00%, 01/15/25(a)		356	338,200
Southwestern Energy Co.
4.10%, 03/15/22		153	151,087
7.50%, 04/01/26		37	36,168
8.38%, 09/15/28		65	63,870
Stoneway Capital Corp., 10.00%, 03/01/27(a)(e)(f)		469	188,770
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,280,288
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26		310	318,323
5.40%, 10/01/47		92	86,863
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		127	127,635
5.50%, 02/15/26		21	20,974
6.00%, 04/15/27		38	39,045
5.88%, 03/15/28		4	4,090
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(a)		238	223,720
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		95	94,763
5.88%, 04/15/26		111	113,964
5.38%, 02/01/27		2	2,011
6.50%, 07/15/27		105	109,462
5.00%, 01/15/28		133	129,675
6.88%, 01/15/29		417	446,065
5.50%, 03/01/30(a)		230	230,241
4.88%, 02/01/31(a)		200	193,685
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	590,468
Transocean, Inc., 11.50%, 01/30/27(a)		81	33,226
Ultrapar International SA, 5.25%, 06/06/29(a)		216	224,302
Viper Energy Partners LP, 5.38%, 11/01/27(a)		136	133,960
Western Midstream Operating LP
5.38%, 06/01/21		1,425	1,435,687
4.00%, 07/01/22		29	29,172
4.10%, 02/01/25		57	54,293
3.95%, 06/01/25		118	110,896
4.65%, 07/01/26		89	86,553
4.75%, 08/15/28		44	42,305
5.05%, 02/01/30		112	109,006
5.45%, 04/01/44		222	189,810
5.30%, 03/01/48		253	203,665
5.50%, 08/15/48		44	36,300
6.25%, 02/01/50		213	197,291

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
3.90%, 01/15/25	USD	1,150	$1,256,657
4.00%, 09/15/25		750	831,466
WPX Energy, Inc.
8.25%, 08/01/23		43	48,590
5.25%, 09/15/24		75	78,172
5.75%, 06/01/26		16	16,560
5.25%, 10/15/27		81	82,215
5.88%, 06/15/28		139	145,255
4.50%, 01/15/30		286	281,177
YPF SA, 8.50%, 07/28/25		249	178,891

			55,392,912

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(a)		120	126,268

Pharmaceuticals — 2.4%
AbbVie, Inc.
5.00%, 12/15/21(a)		758	790,403
3.80%, 03/15/25(a)		3,250	3,603,738
3.60%, 05/14/25		870	964,306
3.20%, 05/14/26		500	550,462
4.55%, 03/15/35(a)		2,140	2,630,988
4.45%, 05/14/46		2,095	2,494,914
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)		745	818,569
Bausch Health Cos., Inc.
5.50%, 03/01/23(a)		98	97,632
4.50%, 05/15/23	EUR	276	320,574
5.88%, 05/15/23(a)	USD	6	5,970
9.00%, 12/15/25(a)		362	393,784
5.75%, 08/15/27(a)		231	245,149
7.00%, 01/15/28(a)		146	154,760
5.00%, 01/30/28(a)		132	128,205
6.25%, 02/15/29(a)		357	367,196
7.25%, 05/30/29(a)		274	295,235
5.25%, 01/30/30(a)		94	92,590
Catalent Pharma Solutions, Inc.
4.88%, 01/15/26(a)		49	49,980
5.00%, 07/15/27(a)		22	22,880
2.38%, 03/01/28	EUR	100	112,524
Charles River Laboratories International, Inc.(a)
5.50%, 04/01/26	USD	154	162,085
4.25%, 05/01/28		184	193,106
CVS Health Corp.
5.13%, 07/20/45		700	884,442
5.05%, 03/25/48		1,221	1,558,495
Elanco Animal Health, Inc., 5.90%, 08/28/28		6	6,930
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)
9.50%, 07/31/27		91	95,095
6.00%, 06/30/28		91	66,885
IQVIA, Inc.(a)
5.00%, 10/15/26		280	292,600
5.00%, 05/15/27		266	278,920
Jaguar Holding Co. II/PPD Development LP(a)
4.63%, 06/15/25		363	373,890
5.00%, 06/15/28		339	353,831
MEDNAX, Inc.(a)
5.25%, 12/01/23		107	108,337
6.25%, 01/15/27		169	175,331
Mylan NV, 3.95%, 06/15/26		750	843,772

Security		Par (000)	Value

Pharmaceuticals (continued)
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	100	$114,173
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	USD	710	743,853
Synlab Bondco PLC, (3 mo. Euribor + 4.75%), 4.75%, 07/01/25(b)	EUR	100	118,494

			20,510,098

Producer Durables: Miscellaneous — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)	USD	433	457,274
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	100	120,894
7.13%, 10/02/25(a)	USD	263	280,900
9.13%, 03/01/26(a)		428	453,680
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)		779	824,961
Open Text Corp., 3.88%, 02/15/28(a)		216	218,497
Open Text Holdings, Inc., 4.13%, 02/15/30(a)		202	207,745
Oracle Corp., 5.38%, 07/15/40(i)		3,025	4,219,067
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		159	159,095

			6,942,113

Professional Services(a) — 0.1%
Gartner, Inc.
4.50%, 07/01/28		230	241,788
3.75%, 10/01/30		286	289,303

			531,091

Real Estate Management & Development — 2.6%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	114,900
Agile Group Holdings Ltd.
6.70%, 03/07/22	USD	450	460,687
(5 year CMT + 11.29%), 7.88%(g)(h)		200	202,500
Central China Real Estate Ltd.
6.88%, 08/08/22		200	200,500
7.25%, 04/24/23		200	200,500
7.65%, 08/27/23		295	295,737
CFLD Cayman Investment Ltd.
8.63%, 02/28/21		400	400,000
6.90%, 01/13/23		200	189,000
8.60%, 04/08/24		200	185,188
China Aoyuan Group Ltd.
7.50%, 05/10/21		200	201,356
7.95%, 02/19/23		450	465,750
China Evergrande Group
8.25%, 03/23/22		200	178,000
9.50%, 04/11/22		200	180,000
11.50%, 01/22/23		450	398,953
12.00%, 01/22/24		250	219,219
China SCE Group Holdings Ltd.
8.75%, 01/15/21		200	201,000
7.25%, 04/19/23		200	203,063
7.38%, 04/09/24		200	201,688
CIFI Holdings Group Co. Ltd.
6.55%, 03/28/24		200	206,000
6.45%, 11/07/24		200	204,500
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	124,638
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24	USD	200	215,562
6.15%, 09/17/25		200	221,750
5.13%, 01/14/27		200	211,812

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Easy Tactic Ltd.
8.75%, 01/10/21	USD	200	$198,000
9.13%, 07/28/22		200	185,750
8.13%, 02/27/23		200	176,000
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21		200	198,813
11.75%, 04/17/22		200	204,875
12.25%, 10/18/22		200	205,500
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		150	149,925
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	195,750
Greenland Global Investment Ltd.
6.75%, 06/25/22		200	200,000
5.60%, 11/13/22		200	194,313
Hopson Development Holdings Ltd., 7.50%, 06/27/22		200	199,500
Howard Hughes Corp.(a)
5.38%, 03/15/25		30	30,483
5.38%, 08/01/28		227	226,884
Kaisa Group Holdings Ltd.
11.25%, 04/09/22		200	204,125
11.95%, 10/22/22		200	206,500
11.50%, 01/30/23		400	407,625
10.88%, 07/23/23		200	198,500
KWG Group Holdings Ltd.
7.88%, 08/09/21		200	204,688
7.88%, 09/01/23		200	205,500
7.40%, 03/05/24		200	205,563
Logan Group Co. Ltd.
6.50%, 07/16/23		400	407,375
6.90%, 06/09/24		200	205,000
5.75%, 01/14/25		200	200,625
New Metro Global Ltd.
6.50%, 04/23/21		200	200,978
6.80%, 08/05/23		200	203,000
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	206,000
Redsun Properties Group Ltd., 9.95%, 04/11/22		200	204,938
RKPF Overseas Ltd., Series 2019-A, 6.70%, 09/30/24		513	528,230
Ronshine China Holdings Ltd.
11.25%, 08/22/21		200	208,000
10.50%, 03/01/22		200	207,625
8.95%, 01/22/23		200	204,375
Scenery Journey Ltd.
11.00%, 11/06/20		200	199,125
11.50%, 10/24/22		219	198,195
13.00%, 11/06/22		200	184,875
Seazen Group Ltd., 6.45%, 06/11/22		200	201,500
Shimao Group Holdings Ltd., 5.60%, 07/15/26		200	218,562
Shui On Development Holding Ltd., 5.75%, 11/12/23		200	199,500
Sunac China Holdings Ltd.
7.88%, 02/15/22		200	203,250
7.25%, 06/14/22		200	199,875
7.95%, 10/11/23		200	201,688
7.50%, 02/01/24		200	200,700
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	174,875
Times China Holdings Ltd., 6.75%, 07/16/23		513	524,062

Security		Par (000)	Value

Real Estate Management & Development (continued)
Unique Pub Finance Co. PLC
Series A4, 5.66%, 06/30/27	GBP	774	$1,024,784
Series M, 7.40%, 03/28/24		3,000	4,025,873
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	192,750
Yango Justice International Ltd., 10.00%, 02/12/23		200	208,687
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	206,812
6.80%, 02/27/24		200	209,500
Yuzhou Group Holdings Co. Ltd.
8.63%, 01/23/22		200	207,500
8.50%, 02/04/23		200	208,687
8.50%, 02/26/24		200	207,375
8.38%, 10/30/24		200	206,812
Zhenro Properties Group Ltd.
9.15%, 03/08/22		200	206,750
8.70%, 08/03/22		200	204,500

			22,272,980

Road & Rail — 0.8%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	130,142
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	USD	1,890	2,731,069
CSX Corp., 4.75%, 05/30/42		350	448,523
Lima Metro Line Finance Ltd.(a)
5.88%, 07/05/34(k)		2,661	3,241,197
4.35%, 04/05/36		200	220,500

			6,771,431

Semiconductors & Semiconductor Equipment — 0.9%
ams AG, 6.00%, 07/31/25	EUR	100	123,670
Analog Devices, Inc., 3.90%, 12/15/25	USD	470	537,373
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	3,157,530
Broadcom, Inc.
3.46%, 09/15/26		735	804,912
4.30%, 11/15/32		405	462,668
Microchip Technology, Inc.
1.63%, 02/15/25(l)		53	118,064
4.25%, 09/01/25(a)		635	658,850
ON Semiconductor Corp.
1.00%, 12/01/20(l)		168	200,760
3.88%, 09/01/28(a)		220	223,097
Qorvo, Inc.
5.50%, 07/15/26		19	20,151
3.38%, 04/01/31(a)		235	238,819
QUALCOMM, Inc., 4.65%, 05/20/35		250	336,030
Sensata Technologies BV, 5.00%, 10/01/25(a)		330	354,750
Sensata Technologies, Inc.(a)
4.38%, 02/15/30		54	56,700
3.75%, 02/15/31		168	166,950

			7,460,324

Software — 1.1%
ANGI Group LLC, 3.88%, 08/15/28(a)		174	172,260
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)		255	257,709
CDK Global, Inc.
4.88%, 06/01/27		281	295,753
5.25%, 05/15/29(a)		44	46,860
Microsoft Corp., 3.50%, 11/15/42		4,000	4,915,823
MSCI, Inc.(a)
4.00%, 11/15/29		51	53,550
3.63%, 09/01/30		61	62,573
3.88%, 02/15/31		361	376,234

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Nuance Communications, Inc., 5.63%, 12/15/26	USD	169	$178,295
PTC, Inc.(a)
3.63%, 02/15/25		11	11,165
4.00%, 02/15/28		126	129,506
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		1,120	1,170,400
SS&C Technologies, Inc., 5.50%, 09/30/27(a)		868	922,441
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(a)		168	175,980
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)		401	413,531

			9,182,080

Specialty Retail — 0.2%
Gap, Inc., 8.88%, 05/15/27(a)		107	121,712
L Brands, Inc.
6.88%, 07/01/25(a)		186	200,880
6.88%, 11/01/35		215	211,841
6.75%, 07/01/36		49	48,020
PetSmart, Inc.(a)
7.13%, 03/15/23		219	220,916
5.88%, 06/01/25		196	200,626
Staples, Inc., 7.50%, 04/15/26(a)		394	364,119
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(b)	EUR	100	95,100

			1,463,214

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc., 4.65%, 02/23/46	USD	2,400	3,349,712
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		1,500	1,716,295

			5,066,007

Telecommunications Equipment — 0.1%
Nokia OYJ
4.38%, 06/12/27		31	32,918
6.63%, 05/15/39		88	109,016
ViaSat, Inc.(a)
5.63%, 04/15/27		376	386,810
6.50%, 07/15/28		249	249,361

			778,105

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 5.38%, 05/15/25(a)		84	88,620
Levi Strauss & Co., 5.00%, 05/01/25		32	32,740
William Carter Co., 5.63%, 03/15/27(a)		40	41,750

			163,110

Thrifts & Mortgage Finance(a) — 0.0%
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27		165	168,194
5.50%, 08/15/28		169	168,789

			336,983

Tobacco — 1.1%
Altria Group, Inc.
9.95%, 11/10/38		516	821,121
10.20%, 02/06/39		894	1,507,813
5.38%, 01/31/44		2,000	2,487,922
3.88%, 09/16/46		1,250	1,284,903
Reynolds American, Inc.
4.45%, 06/12/25		635	714,590

Security		Par (000)	Value

Tobacco (continued)
Reynolds American, Inc. (continued)
7.00%, 08/04/41	USD	1,000	$1,294,608
5.85%, 08/15/45		1,500	1,822,717

			9,933,674

Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		200	178,000
FedEx Corp., 4.75%, 11/15/45		1,250	1,546,591
I 595 Express LLC, 3.31%, 12/31/31(b)(d)		779	852,201
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(a)		580	648,127

			3,224,919

Utilities — 1.2%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)		200	204,938
Centrais Eletricas Brasileiras SA(a)
3.63%, 02/04/25		281	279,946
4.63%, 02/04/30		237	236,407
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	100	118,101
Electricite de France SA(a)
5.60%, 01/27/40	USD	2,800	3,646,950
(10 year USD Swap + 3.71%), 5.25%(g)(h)		4,200	4,347,000
Genneia SA, 8.75%, 01/20/22(a)		347	268,600
Inkia Energy Ltd., 5.88%, 11/09/27(a)		200	208,812
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	253,828
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)		385	399,437
Vistra Operations Co. LLC(a)
5.63%, 02/15/27		184	194,157
5.00%, 07/31/27		7	7,336

			10,165,512

Wireless Telecommunication Services — 1.2%
Altice France SA(a)
7.38%, 05/01/26		581	608,830
8.13%, 02/01/27		678	739,020
5.50%, 01/15/28		391	395,887
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		200	202,254
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29		30	33,410
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)		10	10,690
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	100	115,486
Rogers Communications, Inc., 7.50%, 08/15/38	USD	2,325	3,625,172
SBA Communications Corp.
4.88%, 09/01/24		190	194,731
3.88%, 02/15/27(a)		843	855,645
Sprint Corp.
7.88%, 09/15/23		174	199,883
7.13%, 06/15/24		307	353,237
7.63%, 02/15/25		197	230,490
7.63%, 03/01/26		397	479,729
T-Mobile USA, Inc.
4.50%, 02/01/26		87	89,645
4.75%, 02/01/28		79	84,509
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23		150	147,750

16

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(a)
3.50%, 02/15/25	USD	159	$157,411
4.25%, 12/01/26		541	543,516
3.75%, 02/15/27		277	272,369
4.63%, 12/01/29		320	325,600
4.13%, 08/15/30		430	423,012
VTR Comunicaciones SpA, 5.13%, 01/15/28(a)		200	206,119

			10,294,395

Total Corporate Bonds — 62.3% (Cost: $492,325,177)			541,606,833

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.0%
Spirit Aerosystems, Inc., 2020 Term Loan B, 01/31/25(d)(n)		126	125,685

Airlines — 0.1%
Delta Air Lines, Inc., 2020 1st Lien Term Loan B, 09/16/27(n)		201	202,329
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		37	36,225
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		117	118,821

			357,375

Auto Components — 0.0%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 04/30/26		173	168,134

Banks — 0.0%
Capri Finance LLC, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 11/01/24		119	118,526

Building Products — 0.0%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/05/24		61	60,613

Capital Markets — 0.0%
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 06/03/26(d)		146	139,318

Chemicals — 0.2%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/24		637	626,622
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26		254	253,369
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/16/24		131	127,560
Illuminate Buyer LLC, Term Loan, (1 Week LIBOR + 4.00%), 4.15%, 06/30/27		183	181,285
Invictus US LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.90%, 03/30/26		37	34,201
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 05/15/24		124	118,042

			1,341,079

Commercial Services & Supplies — 0.2%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.00%, 11/10/23		29	29,181

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asurion LLC
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 6.65%, 08/04/25	USD	245	$245,233
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 3.15%, 08/04/22		49	48,149
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/12/25		49	47,417
Diamond (BC) BV, USD Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 09/06/24		429	399,529
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		94	93,774
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26(d)		34	32,917
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/27/25		702	694,212

			1,590,412

Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		1,091	1,012,673

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		52	51,153

Containers & Packaging — 0.0%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.52%, 04/03/24		241	225,490

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 01/31/27		42	41,179
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		59	58,212
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		208	207,163

			306,554

Diversified Financial Services — 0.0%
Milano Acquisition Corp, Term Loan, 08/17/27(n)		307	303,163

Diversified Telecommunication Services — 0.2%
Frontier Communications Corp., 2017 Term Loan B1, (PRIME + 2.75%), 6.00%, 06/15/24		593	582,298
Intelsat Jackson Holdings SA
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		198	199,342
2017 Term Loan B5, (Fixed + 8.62%), 8.63%, 01/02/24		1,070	1,079,863
Northwest Fiber LLC, Term Loan B, (3 mo. LIBOR + 5.50%), 5.66%, 04/30/27		145	144,276

			2,005,779

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		161	158,544

Health Care Equipment & Supplies — 0.0%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 06/30/25		88	84,324

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 0.1%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	USD	201	$200,213
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.24%, 01/08/27		121	118,791
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 10/10/25		407	292,620
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 07/02/25		107	104,804
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 11/17/25		88	85,718
Sotera Health Holdings LLC, 2019 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		324	322,747
Surgery Center Holdings, Inc., 2020 Incremental Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 09/03/24		12	12,044

			1,136,937

Health Care Services — 0.0%
Emerald TopCo., Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.76%, 07/25/26		106	102,024

Hotels, Restaurants & Leisure — 0.0%
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		196	174,088

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.15%, 08/12/26		27	26,189

Industrial Conglomerates — 0.0%
PSAV Holdings LLC, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		313	85,284
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		114	108,193

			193,477

Insurance — 0.1%
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 09/01/27		125	123,672
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/31/25		394	379,235
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.15%, 09/03/26		142	139,912
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		107	105,799

			748,618

Interactive Media & Services — 0.0%
Camelot US Acquisition 1 Co., 2020 Incremental Term Loan B, 10/31/26(n)		80	79,567
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		64	62,763

			142,330

Security		Par (000)	Value

IT Services — 0.2%
Greeneden US Holdings II LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/01/23	USD	106	$106,213
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 02/12/27		112	98,237
Sophia LP, 2020 1st Lien Term Loan, 09/22/27(n)		413	410,006
Veritas US, Inc., 2020 USD Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 09/01/25		587	573,712

			1,188,168

Life Sciences Tools & Services — 0.0%
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 09/27/24		161	154,259

Machinery — 0.1%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 09/21/26(d)		131	130,355
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.36%, 03/28/25		816	769,242

			899,597

Media — 0.2%
Altice Financing SA, 2017 USD Term Loan B, 07/15/25(n)		23	22,223
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.15%, 08/14/26		108	104,786
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.76%, 08/21/26		494	448,752
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		109	105,170
Intelsat Jackson Holdings SA, 2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		123	123,828
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		47	39,639
Radiate Holdco LLC, 2020 Term Loan, (1 mo. LIBOR + 3.50%), 4.25%, 09/25/26		27	26,723
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/17/26		102	99,041
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/09/27		432	418,491

			1,388,653

Oil, Gas & Consumable Fuels — 0.0%
CITGO Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		158	147,375
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 4.65%, 09/27/24		85	67,813
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 06/30/24(d)		8	7,185

			222,373

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 5.00%, 04/29/24		287	272,914
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		160	159,370

			432,284

18

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Professional Services — 0.0%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.89%, 02/06/26	USD	288	$285,074

Software — 0.2%
BMC Software Finance, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 10/02/25		202	195,792
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		34	33,891
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.97%, 01/31/27		137	130,851
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		30	29,790
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		62	63,550
2020 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/31/27		170	169,575
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 10/01/25		127	125,856
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.13%), 7.13%, 02/25/25		278	281,939
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/25/27		130	127,311
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 11/29/24		88	84,220
Omnitracs, Inc., 2020 2nd Lien Term Loan, 09/10/28(n)		35	34,431
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/30/25		10	9,203
Sophia LP, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/30/22		10	9,830
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 11/02/26		21	20,066
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 03/04/28		189	184,275
Ultimate Software Group, Inc.
2020 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 05/03/26		123	122,555
Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 05/03/26		147	145,827

			1,768,962

Specialty Retail — 0.1%
PetSmart, Inc., Consenting Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22		433	431,939

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.90%, 06/10/27		188	183,663

Total Floating Rate Loan Interests — 2.0% (Cost: $17,960,574)			17,527,457

Security		Par (000)	Value

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29	USD	200	$214,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		200	222,500

			436,500

Canada — 1.0%
CDP Financial, Inc., 5.60%, 11/25/39(a)		5,890	8,664,314

Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26		600	663,188
3.88%, 04/25/27		268	289,440

			952,628

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25		379	402,687
5.95%, 01/25/27		230	246,747
4.88%, 09/23/32(a)		150	148,500
6.40%, 06/05/49		150	150,422

			948,356

Egypt — 0.1%
Egypt Government International Bond
5.58%, 02/21/23(a)		200	205,188
5.88%, 06/11/25		410	420,506
8.50%, 01/31/47(a)		400	386,000

			1,011,694

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22		3,555	3,808,856

Indonesia — 0.1%
Indonesia Government International Bond, 4.10%, 04/24/28		600	681,750

Italy — 0.4%
Republic of Italy Government International Bond, 5.38%, 06/15/33		2,925	3,687,867

Mexico — 0.0%
Mexico Government International Bond, 4.15%, 03/28/27		260	288,990

Mongolia — 0.0%
Mongolia Government International Bond, 8.75%, 03/09/24		250	279,453

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30		212	230,285
4.50%, 04/16/50		200	249,750

			480,035

Paraguay — 0.0%
Paraguay Government International Bond, 5.40%, 03/30/50(a)		200	242,125

Peru — 0.0%
Peruvian Government International Bond, 5.63%, 11/18/50		139	221,748

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Portugal — 0.5%
Portugal Government International Bond, 5.13%, 10/15/24(a)	USD	3,970	$4,649,400

Qatar — 0.1%
Qatar Government International Bond
4.50%, 04/23/28		435	519,281
4.00%, 03/14/29(a)		240	280,500
4.40%, 04/16/50		200	257,750

			1,057,531

Romania — 0.0%
Romanian Government International Bond, 3.00%, 02/14/31(a)		220	225,775

Russia — 0.1%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26		400	458,000
4.25%, 06/23/27		200	225,000

			683,000

Saudi Arabia — 0.1%
Saudi Government International Bond, 4.50%, 04/17/30		478	571,808

Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 03/14/24		200	146,625
6.35%, 06/28/24		400	288,625
7.85%, 03/14/29		200	137,813
7.55%, 03/28/30		200	135,000

			708,063

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/23		100	101,600
7.75%, 09/01/25		385	385,000
7.25%, 03/15/33(a)		400	367,000

			853,600

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55		162	215,633

Total Foreign Agency Obligations — 3.5% (Cost: $26,795,507)			30,669,126

Municipal Bonds

California — 0.9%
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40		1,900	2,932,612
State of California, GO, 7.55%, 04/01/39		280	487,544
State of California, GO, BAB, 7.63%, 03/01/40		1,720	2,984,579
University of California, RB, BAB, 5.95%, 05/15/45		885	1,286,241

			7,690,976

Georgia — 0.3%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 7.06%, 04/01/57		1,970	2,862,114

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		2,000	2,007,940

Security		Par (000)	Value

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Series B-2, 6.12%, 01/15/40	USD	2,535	$3,702,089

New York — 1.3%
Metropolitan Transportation Authority, RB, BAB, 7.34%, 11/15/39		1,295	2,071,314
New York City Industrial Development Agency, Refunding RB, (AGM), 3.19%, 03/01/40(k)		165	163,170
New York City Water & Sewer System, RB
5.38%, 12/15/20(o)		510	515,345
5.38%, 06/15/43		260	262,665
Series EE, 5.50%, 12/15/20(o)		930	940,090
New York City Water & Sewer System, Refunding RB, BAB, 5.72%, 06/15/42		1,390	2,161,714
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40		1,900	2,695,910
Series F, 5.63%, 03/15/39		1,100	1,482,723
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	1,036,979

			11,329,910

Total Municipal Bonds — 3.2% (Cost: $20,540,209)			27,593,029

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.8%
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		683	667,436
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.35%, 03/20/47(b)		595	485,987
Series 2007-OA10, Class 2A1, (1 mo. LIBOR US + 0.25%), 0.40%, 09/25/47(b)		6,124	4,979,891
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		366	328,515
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.51%, 06/19/35(c)		177	169,536
GSR Mortgage Loan Trust
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		13	42,304
Series 2007-4F, Class 3A1, 6.00%, 07/25/37		109	97,205
JP Morgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		52	31,615
Merrill Lynch Mortgage Investors Trust, Series 2006- A3, Class 3A1, 3.82%, 05/25/36(c)		298	264,494
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 1.79%, 05/25/47(b)		130	116,177

			7,183,160

Commercial Mortgage-Backed Securities — 3.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(c)		4,170	4,432,698
CD 2006-CD3 Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,004	1,026,629
Citigroup Commercial Mortgage Trust, Series 2013- GC15, Class B, 5.35%, 09/10/46(c)		7,183	7,676,921
COMM 2015-LC19 Mortgage Trust, Series 2015- LC19, Class C, 4.38%, 02/10/48(c)		3,500	3,560,752

20

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust, Series 2015-CR22, Class C, 4.24%, 03/10/48(c)	USD	5,000	$5,071,145
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.28%, 08/10/50(c)		7,000	7,409,826
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.41%, 04/15/50(c)		1,000	917,392
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(c)		3,200	3,243,544

			33,338,907

Total Non-Agency Mortgage-Backed Securities — 4.7% (Cost: $39,173,231)			40,522,067

Preferred Securities

Capital Trusts — 7.3%

Banks — 1.1%
Al Ahli Bank of Kuwait KSCP, 7.25%(g)(h)		200	203,375
Bank of East Asia Ltd., 5.88%(g)(h)		500	500,625
Bankia SA, 6.38%(g)(h)	EUR	200	239,534
BBVA Bancomer SA, 5.13%(h)	USD	271	259,990
Burgan Bank SAK, 5.75%(g)(h)		250	247,344
CIT Group, Inc., Series A, 5.80%(g)(h)		163	131,062
HBOS Capital Funding LP, 6.85%(g)		110	111,650
Nanyang Commercial Bank Ltd., 5.00%(g)(h)		200	197,812
Nordea Bank Abp, 6.13%(a)(g)(h)		2,960	3,172,765
TMB Bank PCL, 4.90%(g)(h)		250	237,578
Wells Fargo & Co.(g)(h)
Series S, 5.90%		3,390	3,464,909
Series U, 5.88%		510	549,072

			9,315,716

Capital Markets(g)(h) — 0.4%
Bank of New York Mellon Corp.
Series D, 4.50%		2,000	1,965,000
Series E, 3.65%		2,000	1,960,000

			3,925,000

Consumer Finance — 0.4%
Capital One Financial Corp., Series E, 4.05%(g)(h)		3,500	3,093,755

Diversified Financial Services(g)(h) — 3.8%
Bank of America Corp.
Series AA, 6.10%		409	445,241
Series DD, 6.30%		45	50,855
Series FF, 5.88%		3,500	3,773,887
Series X, 6.25%		4,620	4,936,470
Series Z, 6.50%		87	96,701
BNP Paribas SA(a)
7.20%		2,000	2,169,435
4.50%		200	191,750
Credit Suisse Group AG, 6.38%(a)		300	320,625
HSBC Holdings PLC
6.50%		1,090	1,157,438
6.00%		435	445,875
JPMorgan Chase & Co.
Series FF, 5.00%		527	526,092
Series HH, 4.60%		165	161,700
Series I, 3.74%		3,462	3,319,598

Security		Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
Series Q, 5.15%	USD	3,000	$3,015,000
Series R, 6.00%		70	71,750
Series S, 6.75%		45	48,713
Series U, 6.13%		500	519,309
Series V, 3.55%		6,430	5,949,036
Morgan Stanley, Series H, 3.85%		2,627	2,479,231
Natwest Group PLC
6.00%		1,575	1,602,562
8.63%		200	205,000
Societe Generale SA, 7.88%(a)		1,000	1,058,120
Woori Bank, 4.25%		250	254,687

			32,799,075

Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 5.88%(g)(h)	EUR	100	128,912

Electric Utilities(h) — 0.4%
Naturgy Finance BV, 3.38%(g)		100	120,031
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	2,750	3,108,657

			3,228,688

Insurance — 1.2%
Achmea BV, 4.63%(g)(h)	EUR	200	232,647
Allstate Corp., Series B, 5.75%, 08/15/53(h)	USD	2,000	2,082,548
Heungkuk Life Insurance Co. Ltd., 4.48%(g)(h)		200	200,000
MetLife, Inc., 6.40%, 12/15/36		2,554	3,177,325
Voya Financial, Inc., 5.65%, 05/15/53(h)		4,500	4,623,750

			10,316,270

Utilities — 0.0%
Electricite de France SA, 4.00%(g)(h)	EUR	100	122,374

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(h)		100	119,150

Total Capital Trusts — 7.3%			63,048,940

		Shares

Preferred Stocks — 0.7%(g)

Banks — 0.2%
Wells Fargo & Co., Series Q, 5.85%(h)		75,000	1,954,500

Capital Markets(h) — 0.5%
Goldman Sachs Group, Inc., Series J, 5.50%		92,000	2,438,920
Morgan Stanley, Series K, 5.85%		66,567	1,821,273

			4,260,193

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp., Series S, 8.25%(c)		10,000	88,800

Total Preferred Stocks — 0.7%			6,303,493

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Shares		Value

Trust Preferred — 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 6.64%, 01/30/40(h)		29,583		$798,150

Total Preferred Securities — 8.1% (Cost: $69,328,147)				70,150,583

Security		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.6%
Fannie Mae, 5.63%, 07/15/37(i)	USD	1,600		2,571,932
Federal Home Loan Bank(i)
5.25%, 12/09/22		1,375		1,526,225
5.37%, 09/09/24		4,025		4,820,880
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(m)		6,055		5,408,389

				14,327,426

Collateralized Mortgage Obligations — 2.4%
Fannie Mae, Series 2015-47, Class GL, 3.50%, 07/25/45		1,636		1,920,125
Fannie Mae Mortgage-Backed Securities
Series 1991-46, Class S, (1 mo. LIBOR US + 2519.00%), 2,485.08%, 05/25/21(b)		—	(p)	—
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(p)	—
Series G-7, Class S, (1 mo. LIBOR US + 1144.57%), 1,124.82%, 03/25/21(b)		—	(p)	1
Series G92-5, Class H, 9.00%, 01/25/22		—	(p)	—
Freddie Mac
Series 1254, Class Z, 8.50%, 04/15/22		3		146
Series 4350, Class DY, 4.00%, 06/15/44		2,830		3,271,976
Series 4398, Class ZX, 4.00%, 09/15/54		9,752		12,202,169
Series 4549, Class TZ, 4.00%, 11/15/45		2,972		3,413,515
Freddie Mac Mortgage-Backed Securities, Series 1057, Class J, 1,008.00%, 03/15/21		—	(p)	—

				20,807,932

Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities
Series 094, Class 2, 9.50%, 08/25/21		—	(p)	1
Series 1991-099, Class L, 930.00%, 08/25/21		—	(p)	—
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(p)	—
Series 1997-50, Class SI, (1 mo. LIBOR US + 9.20%), 1.20%, 04/25/23(b)		12		131
Series 2012-47, Class NI, 4.50%, 04/25/42		2,819		457,905
Series 2012-96, Class DI, 4.00%, 02/25/27		1,516		35,723
Freddie Mac Mortgage-Backed Securities
Series 1043, Class H, (1 mo. LIBOR US + 45.00%), 44.27%, 02/15/21(b)		—	(p)	—
Series 1056, Class KD, 1,084.50%, 03/15/21		—	(p)	—
Ginnie Mae Mortgage-Backed Securities(b)
Series 2009-116, Class KS, (1 mo. LIBOR US + 6.47%), 6.32%, 12/16/39		1,088		189,880

Security		Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities(b) (continued)
Series 2009-78, Class SD, (1 mo. LIBOR US + 6.20%), 6.04%, 09/20/32	USD	1,799		$47,508
Series 2011-52, Class NS, (1 mo. LIBOR US + 6.67%), 6.52%, 04/16/41		9,173		1,955,584

				2,686,732

Mortgage-Backed Securities — 8.4%
Fannie Mae Mortgage-Backed Securities(i)
4.00%, 11/01/47 - 04/01/56		18,345		20,608,891
4.50%, 07/01/55		5,069		5,791,271
Freddie Mac Mortgage-Backed Securities(i)
3.00%, 04/01/33		4,910		5,155,537
4.50%, 03/01/47		1,206		1,352,186
Government National Mortgage Association Mortgage-Backed Securities, 5.50%, 08/15/33		40		44,537
Uniform Mortgage-Backed Securities(i)
5.00%, 08/01/34		1,049		1,204,688
5.50%, 06/01/38		524		608,017
6.00%, 12/01/38		428		504,378
4.50%, 07/01/41 - 04/01/42		6,141		6,897,211
4.00%, 12/01/41 - 12/01/43		3,207		3,564,978
3.00%, 09/01/43		9,670		10,299,741
3.50%, 07/01/49 - 08/01/49		15,468		16,700,884

				72,732,319

Principal Only Collateralized Mortgage Obligations(m) — 0.0%
Fannie Mae Mortgage-Backed Securities
Series 1993-51, Class E, 0.00%, 02/25/23		2		1,740
Series 1993-70, Class A, 0.00%, 05/25/23		—	(p)	345
Series 203, Class 1, 0.00%, 02/25/23		1		524
Series 228, Class 1, 0.00%, 06/25/23		—	(p)	300

				2,909

Total U.S. Government Sponsored Agency Securities — 12.7% (Cost: $98,195,922)				110,557,318

U.S. Treasury Obligations
U.S. Treasury Bonds(i)
3.00%, 11/15/44		61,400		82,206,445
2.50%, 02/15/46		66,500		82,296,347
2.75%, 11/15/47		2,000		2,605,547
U.S. Treasury Note/Bond, 0.13%, 08/31/22		21,300		21,299,168
U.S. Treasury Notes
2.75%, 09/15/21 - 08/31/25(i)		22,100		24,274,996
7.50%, 11/15/24(i)		8,200		10,663,203
3.00%, 09/30/25(i)		2,400		2,724,000
2.88%, 08/15/28(i)		1,000		1,180,977
3.13%, 11/15/28(i)		3,000		3,615,469
0.63%, 08/15/30		7,000		6,965,000

Total U.S. Treasury Obligations — 27.4% (Cost: $197,788,658)				237,831,152

22

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)(f)	7,761	$12,262

Total Warrants — 0.0% (Cost: $33,290)		12,262

Total Long-Term Investments — 131.4% (Cost: $1,026,786,022)		1,142,005,814

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(q)(r)	27,250,039	27,250,039

Total Short-Term Securities — 3.1% (Cost: $27,250,039)		27,250,039

Options Purchased — 0.9% (Cost: $7,070,870)		7,260,485

Total Investments Before Options Written — 135.4% (Cost: $1,061,106,931)		1,176,516,338

Options Written — (1.2)% (Premiums Received: $(11,650,495))		(10,206,239)

Total Investments, Net of Options Written — 134.2% (Cost: $1,049,456,436)		1,166,310,099

Liabilities in Excess of Other Assets — (34.2)%		(297,085,504)

Net Assets — 100.0%		$869,224,595

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	When-issued security.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(p)	Amount is less than 500.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,516,974	$13,733,065	(a)	$—	$—	$—	$27,250,039	27,250,039	$104,490	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
BNP Paribas S.A.	0.16	%(b)	05/30/19	Open		$2,547,469	$2,597,737	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.16	(b)	05/30/19	Open		2,250,000	2,294,399	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.16	(b)	05/30/19	Open		1,555,469	1,586,163	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.14	(b)	01/02/20	Open		68,921,500	69,250,734	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.14	(b)	01/02/20	Open		25,875,000	25,998,604	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.14	(b)	01/02/20	Open		2,912,000	2,924,149	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.77	(b)	08/20/20	Open		2,650,000	2,650,363	U.S. Treasury Obligations	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
Nomura Securities International, Inc.	0.14	%(b)	08/20/20	Open		$2,912,000	$2,912,399	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.14	(b)	08/20/20	Open		1,855,125	1,855,379	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.14	(b)	08/20/20	Open		16,455,173	16,457,426	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.14	(b)	08/20/20	Open		10,875,250	10,876,739	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.14	(b)	08/20/20	Open		1,183,750	1,183,912	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.14	(b)	08/20/20	Open		3,648,750	3,649,250	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.14	(b)	08/20/20	Open		50,930,269	50,937,243	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	0.14	(b)	08/20/20	Open		2,757,000	2,757,378	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/01/20	Open		3,187,500	3,188,695	Corporate Bonds	Open/Demand
Bofa Securities, Inc.	1.25	(b)	09/02/20	Open		69,795	69,725	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.18	(b)	09/11/20	10/14/20		3,853,546	3,853,874	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18	(b)	09/11/20	10/14/20		1,822,847	1,823,002	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	0.18	(b)	09/11/20	10/14/20		5,537,673	5,538,144	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	0.19	(b)	09/11/20	10/14/20		9,308,232	9,309,067	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	0.19	(b)	09/11/20	10/14/20		10,032,762	10,033,662	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	0.19	(b)	09/11/20	10/14/20		14,228,787	14,230,063	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	0.19	(b)	09/11/20	10/14/20		6,858,680	6,859,295	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		5,007,355	5,007,805	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		490,634	490,678	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		1,657,293	1,657,442	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		1,813,337	1,813,500	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		1,173,162	1,173,267	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		1,309,548	1,309,666	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		5,009,295	5,009,744	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		591,550	591,603	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	0.19	(b)	09/11/20	10/14/20		1,669,628	1,669,777	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets LLC	0.45	(b)	09/11/20	Open		639,375	639,535	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/11/20	Open		3,951,406	3,952,394	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/11/20	Open		2,367,575	2,368,167	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/11/20	Open		2,210,000	2,210,553	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	09/21/20	Open		5,474,000	5,474,608	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	09/21/20	Open		7,516,875	7,517,710	Corporate Bonds	Open/Demand

						$293,109,610	$293,723,851

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

24

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Short Term Euro BTP	558	12/08/20	$74,104	$204,946
90-Day Euro-Dollar	605	12/14/20	150,879	91,415
10-Year U.S. Ultra Note	154	12/21/20	24,628	59,066
U.S. Ultra Treasury Bond	157	12/21/20	34,825	(122,305)
5-Year U.S. Treasury Note	149	12/31/20	18,779	13,336

				246,458

Short Contracts
Euro-Schatz Futures	641	12/08/20	84,390	(26,867)
10-Year U.S. Treasury Note	671	12/21/20	93,625	(313,255)
Long U.S. Treasury Bond	33	12/21/20	5,817	(8,359)
2-Year U.S. Treasury Note	639	12/31/20	141,194	(88,443)
90-Day Euro-Dollar	605	12/19/22	150,849	(149,022)

				(585,946)

				$(339,488)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,049,500	USD	3,570,964	UBS AG	10/05/20	$4,643
GBP	396,000	USD	509,249	BNP Paribas S.A.	10/05/20	1,736
GBP	4,121,000	USD	5,295,073	HSBC Bank PLC	10/05/20	22,527
USD	118,473	EUR	100,000	State Street Bank and Trust Co.	10/05/20	1,220
USD	226,888	EUR	191,000	State Street Bank and Trust Co.	10/05/20	2,936
USD	6,954,488	EUR	5,816,000	UBS AG	10/05/20	135,096
USD	5,486,209	GBP	4,121,000	Bank of America N.A.	10/05/20	168,609
USD	529,746	GBP	398,000	Citibank N.A.	10/05/20	16,180
USD	133,071	NZD	198,000	Bank of America N.A.	10/05/20	2,084
USD	3,582,324	EUR	3,049,500	BNP Paribas S.A.	11/04/20	4,503
EUR	5,510,000	NOK	60,127,056	Goldman Sachs International	12/16/20	23,636
EUR	5,610,000	USD	6,576,480	Natwest Markets PLC	12/16/20	12,050
NZD	9,756,941	AUD	8,960,000	Barclays Bank PLC	12/16/20	35,401
USD	6,506,032	EUR	5,520,000	JPMorgan Chase Bank N.A.	12/16/20	23,201

						453,822

EUR	3,049,500	USD	3,580,099	BNP Paribas S.A.	10/05/20	(4,491)
USD	7,731	JPY	819,000	JPMorgan Chase Bank N.A.	10/05/20	(35)
USD	3,573,175	EUR	3,049,500	UBS AG	11/04/20	(4,646)
USD	509,330	GBP	396,000	BNP Paribas S.A.	11/04/20	(1,736)
USD	5,295,909	GBP	4,121,000	HSBC Bank PLC	11/04/20	(22,532)
AUD	8,960,000	NZD	9,754,200	JPMorgan Chase Bank N.A.	12/16/20	(33,588)
EUR	5,520,000	USD	6,523,873	Bank of America N.A.	12/16/20	(41,042)
NOK	58,916,982	EUR	5,510,000	JPMorgan Chase Bank N.A.	12/16/20	(153,393)
USD	6,541,114	EUR	5,610,000	Bank of America N.A.	12/16/20	(47,415)

						(308,878)

						$144,944

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

Interest Rate Caps — Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Cap	0.30%	Citibank N.A.	02/14/22	USD	77,750	$388,761	$136,820	$251,941
5Y-30Y CMS Index Cap	0.30	Citibank N.A.	02/14/22	USD	31,100	155,504	120,357	35,147

						$544,265	$257,177	$287,088

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-Day Euro Future	684	12/13/21	USD	99.75	USD	170,573	$171,000

Put
10-Year U.S. Treasury Note	232	11/20/20	USD	139.50	USD	32,364	166,750
10-Year U.S. Treasury Note	232	11/20/20	USD	138.00	USD	32,016	68,875

							235,625

							$406,625

OTC Credit Default Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 06/29/38	3.05%	Semi-Annual	3-Month LIBOR	Quarterly	Deutsche Bank AG	06/27/28	USD	3.05	USD	3,125	$313,904

26

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
20-Year Interest Rate Swap, 04/18/41	6-Month JPY LIBOR, (0.05%)	Semi-Annual	0.78%	Semi-Annual	JPMorgan Chase Bank N.A.	04/16/21	0.78%	JPY	105,700	$103,915
1-Year Interest Rate Swap, 05/22/24	3-Month LIBOR, 0.23%	Quarterly	0.39%	Semi-Annual	Bank of America N.A.	05/22/23	0.39	USD	13,770	32,124
10-Year Interest Rate Swap, 03/09/34	3-Month LIBOR, 0.23%	Quarterly	2.98%	Semi-Annual	Barclays Bank PLC	03/07/24	2.98	USD	3,510	652,890
10-Year Interest Rate Swap, 03/14/34	3-Month LIBOR, 0.23%	Quarterly	2.95%	Semi-Annual	Barclays Bank PLC	03/12/24	2.95	USD	3,510	643,622
1-Year Interest Rate Swap, 11/07/25	3-Month LIBOR, 0.23%	Quarterly	1.77%	Semi-Annual	JPMorgan Chase Bank N.A.	11/05/24	1.77	USD	23,790	293,826
10-Year Interest Rate Swap, 02/27/35	3-Month LIBOR, 0.23%	Quarterly	1.49%	Semi-Annual	Citibank N.A.	02/25/25	1.49	USD	2,570	172,012
10-Year Interest Rate Swap, 05/02/35	3-Month LIBOR, 0.23%	Quarterly	0.89%	Semi-Annual	Deutsche Bank AG	04/30/25	0.89	USD	1,640	61,888
10-Year Interest Rate Swap, 06/06/35	3-Month LIBOR, 0.23%	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28	USD	1,120	62,211
10-Year Interest Rate Swap, 06/07/35	3-Month LIBOR, 0.23%	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43	USD	1,120	70,941
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.23%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,930	75,405
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.23%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	620	24,223
10-Year Interest Rate Swap, 01/02/39	3-Month LIBOR, 0.23%	Quarterly	3.04%	Semi-Annual	Nomura International Plc	01/10/29	3.04	USD	1,000	169,747
10-Year Interest Rate Swap, 01/13/39	3-Month LIBOR, 0.23%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	169,544
10-Year Interest Rate Swap, 01/31/39	3-Month LIBOR, 0.23%	Quarterly	3.08%	Semi-Annual	Barclays Bank PLC	01/29/29	3.08	USD	1,020	176,468
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,210	65,650
10-Year Interest Rate Swap, 04/29/48	3-Month LIBOR, 0.23%	Quarterly	2.99%	Semi-Annual	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	152,605
10-Year Interest Rate Swap, 03/02/39	3-Month LIBOR, 0.23%	Quarterly	2.86%	Semi-Annual	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	149,203
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.23%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	730	47,284

										3,123,558

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put
20-Year Interest Rate Swap, 04/18/41	0.78%	Semi-Annual	6-Month JPY LIBOR, (0.05%)	Semi-Annual	JPMorgan Chase Bank N.A.	04/16/21	0.78%	JPY	105,700	$435
30-Year Interest Rate Swap, 06/09/51	3.80%	Quarterly	3-Month LIBOR, 0.23%	Semi-Annual	Barclays Bank PLC	06/07/21	3.80	USD	3,780	1,993
10-Year Interest Rate Swap, 08/29/31	1.20%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Deutsche Bank AG	08/27/21	1.20	USD	182,200	1,794,309
10-Year Interest Rate Swap, 01/13/32	1.25%	Semi-Annual	6-Month JPY LIBOR, (0.05%)	Semi-Annual	Credit Suisse International	01/11/22	1.25	JPY	250,000	38
10-Year Interest Rate Swap, 02/24/32	1.55%	Semi-Annual	6-Month JPY LIBOR, (0.05%)	Semi-Annual	Credit Suisse International	02/22/22	1.55	JPY	250,000	22
10-Year Interest Rate Swap, 03/18/32	1.60%	Semi-Annual	6-Month JPY LIBOR, (0.05%)	Semi-Annual	JPMorgan Chase Bank N.A.	03/16/22	1.60	JPY	250,000	23
10-Year Interest Rate Swap, 04/06/32	1.45%	Semi-Annual	6-Month JPY LIBOR, (0.05%)	Semi-Annual	JPMorgan Chase Bank N.A.	04/04/22	1.45	JPY	250,000	42
15-Year Interest Rate Swap, 05/05/37	3.25%	Quarterly	3-Month LIBOR, 0.23%	Semi-Annual	Goldman Sachs Bank USA	05/03/22	3.25	USD	4,050	6,839
30-Year Interest Rate Swap, 05/11/52	2.85%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Nomura International Plc	05/09/22	2.85	USD	4,750	36,032
10-Year Interest Rate Swap, 08/04/32	2.25%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	2.25	USD	4,160	17,339
10-Year Interest Rate Swap, 08/10/32	2.25%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Barclays Bank PLC	08/08/22	2.25	USD	4,270	18,050
10-Year Interest Rate Swap, 03/09/34	2.98%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Barclays Bank PLC	03/07/24	2.98	USD	3,510	18,997
10-Year Interest Rate Swap, 03/14/34	2.95%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Barclays Bank PLC	03/12/24	2.95	USD	3,510	19,715
10-Year Interest Rate Swap, 06/15/34	2.50%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	2.50	USD	3,950	41,769
10-Year Interest Rate Swap, 06/22/26	2.50%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	2.50	USD	3,950	42,126
1-Year Interest Rate Swap, 11/07/25	1.77%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	JPMorgan Chase Bank N.A.	11/05/24	1.77	USD	23,790	21,612
10-Year Interest Rate Swap, 02/27/35	1.49%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Citibank N.A.	02/25/25	1.49	USD	2,570	98,253
10-Year Interest Rate Swap, 05/02/35	0.89%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Deutsche Bank AG	04/30/25	0.89	USD	1,640	110,912
10-Year Interest Rate Swap, 06/06/35	1.28%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28	USD	1,120	54,769
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	UBS AG	06/05/25	1.43	USD	1,120	48,002
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	620	42,670
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,930	132,827
10-Year Interest Rate Swap, 04/14/37	3.00%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	JPMorgan Chase Bank N.A.	04/12/27	3.00	USD	2,590	39,498
10-Year Interest Rate Swap, 01/12/39	3.04%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Nomura International Plc	01/10/29	3.04	USD	1,000	19,551
10-Year Interest Rate Swap, 01/13/39	3.04%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	01/11/29	3.04	USD	1,000	19,620
10-Year Interest Rate Swap, 01/31/39	3.08%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Barclays Bank PLC	01/29/29	3.08	USD	1,020	19,442
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,210	105,133
20-Year Interest Rate Swap, 08/11/53	4.00%	Annual	6-Month EURIBOR, (0.48%)	Annual	Barclays Bank PLC	08/09/33	4.00	EUR	2,410	31,838

28

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 04/29/48	2.99%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	JPMorgan Chase Bank N.A.	04/27/38	2.99%	USD	910	$29,790
10-Year Interest Rate Swap, 02/24/49	2.86%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	JPMorgan Chase Bank N.A.	02/22/39	2.86	USD	933	32,827
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	730	67,660

										2,872,133

										$5,995,691

Interest Rate Caps Sold

Description	Excercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
5Y-30Y CMS Index Cap	0.55%	Citibank N.A.	02/14/22	USD	38,875	$(122,290)	$(33,044)	$(89,246)
5Y-30Y CMS Index Cap	0.55	Citibank N.A.	02/14/22	USD	38,875	(122,290)	(40,041)	(82,249)
5Y-30Y CMS Index Cap	0.55	Citibank N.A.	02/14/22	USD	31,100	(97,832)	(72,152)	(25,680)

						$(342,412)	$(145,237)	$(197,175)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-Day Euro Future	342	12/13/21	USD	99.38	USD	84,965	$(369,787)
90-Day Euro Future	171	12/13/21	USD	100.00	USD	42,750	(14,963)

							(384,750)

Put
10-Year U.S. Treasury Note	232	11/20/20	USD	138.50	USD	32,132	(94,250)
10-Year U.S. Treasury Note	232	11/20/20	USD	139.00	USD	32,248	(123,250)

							(217,500)

							$(602,250)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
1-Year Interest Rate Swap, 11/07/21	1.58%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	JPMorgan Chase Bank N.A.	11/05/20	1.58%	USD	23,790	$(326,023)
5-Year Interest Rate Swap, 11/11/25	0.15%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	11/09/20	0.15	USD	1,370	(84)
5-Year Interest Rate Swap, 11/11/25	0.15%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	11/09/20	0.15	USD	2,220	(136)
2-Year Interest Rate Swap, 12/13/22	1.54%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Goldman Sachs Bank USA	12/11/20	1.53	USD	12,580	(333,353)
2-Year Interest Rate Swap, 12/16/22	1.53%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	12/14/20	1.53	USD	12,580	(332,095)
10-Year Interest Rate Swap, 03/10/31	2.79%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	03/08/21	2.79	USD	5,266	(1,051,883)
1-Year Interest Rate Swap, 03/19/22	0.41%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	03/17/21	0.41	USD	23,790	(52,492)
10-Year Interest Rate Swap, 04/08/31	0.69%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	04/06/21	0.69	USD	1,210	(16,919)
10-Year Interest Rate Swap, 04/08/31	0.69%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	04/06/21	0.69	USD	1,210	(16,686)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 04/08/31	0.71%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	04/06/21	0.71%	USD	2,420	$(35,966)
10-Year Interest Rate Swap, 04/08/31	0.73%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	04/06/21	0.73	USD	1,440	(22,557)
10-Year Interest Rate Swap, 04/09/31	0.85%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	04/07/21	0.85	USD	965	(21,271)
10-Year Interest Rate Swap, 04/11/31	0.87%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	04/09/21	0.87	USD	2,430	(56,484)
10-Year Interest Rate Swap, 04/16/31	0.88%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	04/14/21	0.88	USD	1,220	(29,094)
10-Year Interest Rate Swap, 04/17/31	0.77%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	04/15/21	0.76	USD	1,155	(20,326)
10-Year Interest Rate Swap, 04/17/31	0.79%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	04/15/21	0.79	USD	1,360	(25,678)
10-Year Interest Rate Swap, 04/18/31	0.72%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	04/16/21	0.72	USD	1,155	(17,750)
10-Year Interest Rate Swap, 04/21/31	0.74%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	04/19/21	0.74	USD	3,820	(63,624)
10-Year Interest Rate Swap, 05/13/31	0.69%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Goldman Sachs Bank USA	05/13/21	0.69	USD	2,470	(36,421)
10-Year Interest Rate Swap, 06/04/31	0.75%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	06/02/21	0.75	USD	4,800	(86,513)
10-Year Interest Rate Swap, 06/27/31	0.74%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	06/25/21	0.74	USD	2,450	(45,002)
10-Year Interest Rate Swap, 07/01/31	0.72%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	BNP Paribas S.A.	06/29/21	0.72	USD	2,450	(42,291)
10-Year Interest Rate Swap, 07/16/31	0.67%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	07/14/21	0.67	USD	2,490	(38,647)
10-Year Interest Rate Swap, 08/07/31	0.75%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	08/05/21	0.75	USD	1,195	(23,407)
10-Year Interest Rate Swap, 08/11/31	0.63%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	08/09/21	0.63	USD	14,190	(210,999)
10-Year Interest Rate Swap, 08/29/31	0.60%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	08/27/21	0.60	USD	182,200	(2,550,151)
10-Year Interest Rate Swap, 10/02/31	0.45%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	09/30/21	0.45	USD	3,280	(33,334)
5-Year Interest Rate Swap, 04/06/27	(0.12%)	Semi-Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	04/04/22	(0.12)	EUR	5,250	(100,474)
5-Year Interest Rate Swap, 04/09/27	(0.02%)	Semi-Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	04/07/22	(0.02)	EUR	6,030	(142,358)
10-Year Interest Rate Swap, 05/04/32	0.74%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	05/02/22	0.74	USD	2,540	(59,829)
5-Year Interest Rate Swap, 06/17/27	0.61%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Morgan Stanley & Co. International PLC	06/15/22	0.61	USD	6,790	(88,374)
10-Year Interest Rate Swap, 08/10/32	0.72%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	970	(23,041)
5-Year Interest Rate Swap, 08/10/27	(0.02%)	Semi-Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	08/08/22	(0.02)	EUR	6,690	(159,524)
5-Year Interest Rate Swap, 09/14/27	(0.14%)	Semi-Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	09/12/22	(0.14)	EUR	2,720	(51,184)
5-Year Interest Rate Swap, 09/15/27	(0.04%)	Semi-Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	09/13/22	(0.04)	EUR	2,720	(63,216)
1-Year Interest Rate Swap, 04/08/24	0.61%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	04/06/23	0.61	USD	8,740	(31,365)

30

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
1-Year Interest Rate Swap, 04/11/24	0.69%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	04/11/23	0.69%	USD	13,770	$(57,547)
10-Year Interest Rate Swap, 03/14/39	3.05%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(483,688)

										(6,749,786)

Put
2-Year Interest Rate Swap, 10/04/22	3-Month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	Goldman Sachs Bank USA	10/02/20	1.05	USD	12,050	—
2-Year Interest Rate Swap, 10/04/22	3-Month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	Goldman Sachs Bank USA	10/02/20	1.05	USD	12,050	—
2-Year Interest Rate Swap, 10/07/20	3-Month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	10/05/20	1.00	USD	12,050	—
2-Year Interest Rate Swap, 10/07/22	3-Month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	10/05/20	1.00	USD	11,215	—
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 0.23%	Quarterly	0.70%	Semi-Annual	Deutsche Bank AG	10/13/20	0.70	USD	9,825	—
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 0.23%	Quarterly	0.70%	Semi-Annual	Deutsche Bank AG	10/13/20	0.70	USD	14,160	—
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 0.23%	Quarterly	0.70%	Semi-Annual	Deutsche Bank AG	10/13/20	0.70	USD	9,425	—
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 0.23%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	10/13/20	0.75	USD	12,770	—
2-Year Interest Rate Swap, 10/16/22	3-Month LIBOR, 0.23%	Quarterly	0.65%	Semi-Annual	Barclays Bank PLC	10/14/20	0.65	USD	11,365	—
10-Year Interest Rate Swap, 11/04/30	3-Month LIBOR, 0.23%	Quarterly	1.63%	Semi-Annual	Bank of America N.A.	11/02/20	1.62	USD	2,680	(3)
10-Year Interest Rate Swap, 11/04/30	3-Month LIBOR, 0.23%	Quarterly	1.64%	Semi-Annual	UBS AG	11/02/20	1.63	USD	2,680	(3)
1-Year Interest Rate Swap, 11/07/21	3-Month LIBOR, 0.23%	Quarterly	1.58%	Semi-Annual	JPMorgan Chase Bank N.A.	11/05/20	1.58	USD	23,790	—
5-Year Interest Rate Swap, 11/11/25	3-Month LIBOR, 0.23%	Quarterly	0.45%	Semi-Annual	Bank of America N.A.	11/09/20	0.45	USD	2,740	(1,401)
5-Year Interest Rate Swap, 11/11/25	3-Month LIBOR, 0.23%	Quarterly	0.45%	Semi-Annual	Bank of America N.A.	11/09/20	0.45	USD	2,220	(1,135)
2-Year Interest Rate Swap, 11/29/22	3-Month LIBOR, 0.23%	Quarterly	2.00%	Semi-Annual	Barclays Bank PLC	11/27/20	2.00	USD	25,750	—
2-Year Interest Rate Swap, 12/13/22	3-Month LIBOR, 0.23%	Quarterly	1.54%	Semi-Annual	Goldman Sachs Bank USA	12/11/20	1.53	USD	12,580	—
2-Year Interest Rate Swap, 12/16/22	3-Month LIBOR, 0.23%	Quarterly	1.53%	Semi-Annual	Citibank N.A.	12/14/20	1.53	USD	12,580	—
2-Year Interest Rate Swap, 12/23/22	3-Month LIBOR, 0.23%	Quarterly	3.05%	Semi-Annual	Nomura International Plc	12/21/20	3.05	USD	9,510	—
2-Year Interest Rate Swap, 12/31/22	3-Month LIBOR, 0.23%	Quarterly	3.25%	Semi-Annual	Citibank N.A.	12/29/20	3.25	USD	14,110	—
10-Year Interest Rate Swap, 03/10/31	3-Month LIBOR, 0.23%	Quarterly	2.79%	Semi-Annual	Barclays Bank PLC	03/08/21	2.79	USD	5,266	(471)
2-Year Interest Rate Swap, 03/10/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.30%	Annual	JPMorgan Chase Bank N.A.	03/08/21	0.30	EUR	12,880	(133)
1-Year Interest Rate Swap, 03/19/22	3-Month LIBOR, 0.23%	Quarterly	0.41%	Semi-Annual	Morgan Stanley & Co. International PLC	03/17/21	0.41	USD	23,790	(1,202)
2-Year Interest Rate Swap, 03/31/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.10%	Annual	Barclays Bank PLC	03/29/21	0.10	EUR	18,360	(532)
10-Year Interest Rate Swap, 04/08/31	3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Barclays Bank PLC	04/06/21	0.69	USD	1,210	(25,464)
10-Year Interest Rate Swap, 04/08/31	3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Deutsche Bank AG	04/06/21	0.69	USD	1,210	(25,766)
10-Year Interest Rate Swap, 04/08/31	3-Month LIBOR, 0.23%	Quarterly	0.71%	Semi-Annual	Barclays Bank PLC	04/06/21	0.71	USD	2,420	(48,303)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 04/08/31	3-Month LIBOR, 0.23%	Quarterly	0.73%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/21	0.73%	USD	1,440	$(27,424)
10-Year Interest Rate Swap, 04/09/31	3-Month LIBOR, 0.23%	Quarterly	0.85%	Semi-Annual	Morgan Stanley & Co. International PLC	04/07/21	0.85	USD	965	(13,194)
2-Year Interest Rate Swap, 04/10/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.12%	Annual	Barclays Bank PLC	04/08/21	0.12	EUR	28,360	(863)
10-Year Interest Rate Swap, 04/11/31	3-Month LIBOR, 0.23%	Quarterly	0.87%	Semi-Annual	Morgan Stanley & Co. International PLC	04/09/21	0.87	USD	2,430	(31,748)
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.10%	Annual	Citibank N.A.	04/12/21	0.10	EUR	14,250	(500)
2-Year Interest Rate Swap, 04/14/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.16%	Annual	Goldman Sachs Bank USA	04/12/21	0.16	EUR	14,250	(388)
10-Year Interest Rate Swap, 04/16/31	3-Month LIBOR, 0.23%	Quarterly	0.88%	Semi-Annual	Barclays Bank PLC	04/14/21	0.88	USD	1,220	(15,919)
10-Year Interest Rate Swap, 04/17/31	3-Month LIBOR, 0.23%	Quarterly	0.77%	Semi-Annual	Bank of America N.A.	04/15/21	0.76	USD	1,155	(20,704)
10-Year Interest Rate Swap, 04/17/31	3-Month LIBOR, 0.23%	Quarterly	0.79%	Semi-Annual	Citibank N.A.	04/15/21	0.79	USD	1,360	(22,783)
10-Year Interest Rate Swap, 04/18/31	3-Month LIBOR, 0.23%	Quarterly	0.72%	Semi-Annual	Bank of America N.A.	04/16/21	0.72	USD	1,155	(23,536)
10-Year Interest Rate Swap, 04/21/31	3-Month LIBOR, 0.23%	Quarterly	0.74%	Semi-Annual	Morgan Stanley & Co. International PLC	04/19/21	0.74	USD	3,820	(73,443)
10-Year Interest Rate Swap, 04/21/31	6-Month EURIBOR, (0.48%)	Semi-Annual	2.15%	Annual	JPMorgan Chase Bank N.A.	04/19/21	2.15	EUR	4,400	(150)
2-Year Interest Rate Swap, 04/21/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.15%	Annual	Morgan Stanley & Co. International PLC	04/19/21	0.15	EUR	14,050	(440)
10-Year Interest Rate Swap, 05/06/31	6-Month EURIBOR, (0.48%)	Semi-Annual	2.00%	Annual	Barclays Bank PLC	05/04/21	2.00	EUR	2,700	(149)
10-Year Interest Rate Swap, 05/13/31	3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Goldman Sachs Bank USA	05/13/21	0.69	USD	2,470	(58,871)
1-Year Interest Rate Swap, 05/19/22	6-Month EURIBOR, (0.48%)	Semi-Annual	0.11%	Annual	Barclays Bank PLC	05/17/21	0.11	EUR	9,299	(471)
1-Year Interest Rate Swap, 05/19/22	3-Month LIBOR, 0.23%	Quarterly	2.35%	Semi-Annual	Citibank N.A.	05/17/21	2.35	USD	45,470	(9)
1-Year Interest Rate Swap, 05/29/22	3-Month LIBOR, 0.23%	Quarterly	2.15%	Semi-Annual	Barclays Bank PLC	05/27/21	2.15	USD	62,210	(22)
2-Year Interest Rate Swap, 06/02/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.08%	Annual	Morgan Stanley & Co. International PLC	05/31/21	0.08	EUR	6,270	(407)
10-Year Interest Rate Swap, 06/03/31	3-Month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	Bank of America N.A.	06/01/21	1.00	USD	10,670	(122,417)
1-Year Interest Rate Swap, 06/03/22	3-Month LIBOR, 0.23%	Quarterly	2.40%	Semi-Annual	Morgan Stanley & Co. International PLC	06/01/21	2.40	USD	77,400	(20)
10-Year Interest Rate Swap, 06/04/31	3-Month LIBOR, 0.23%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	06/02/21	0.75	USD	4,800	(103,989)
10-Year Interest Rate Swap, 06/09/31	3-Month LIBOR, 0.23%	Quarterly	3.87%	Semi-Annual	Barclays Bank PLC	06/07/21	3.87	USD	8,000	(407)
2-Year Interest Rate Swap, 06/12/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.05%	Annual	Barclays Bank PLC	06/10/21	0.05	EUR	9,800	(777)
10-Year Interest Rate Swap, 06/13/31	3-Month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	Bank of America N.A.	06/11/21	1.05	USD	2,390	(25,201)

32

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
2-Year Interest Rate Swap, 06/16/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.00%	Annual	Barclays Bank PLC	06/14/21	—	EUR	4,310	$(433)
2-Year Interest Rate Swap, 06/16/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.00%	Annual	Bank of America N.A.	06/14/21	—	EUR	4,430	(445)
2-Year Interest Rate Swap, 06/20/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.00%	Annual	Goldman Sachs Bank USA	06/18/21	—	EUR	4,460	(461)
2-Year Interest Rate Swap, 06/23/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.00%	Annual	Citibank N.A.	06/21/21	—	EUR	5,200	(548)
10-Year Interest Rate Swap, 06/27/31	3-Month LIBOR, 0.23%	Quarterly	0.74%	Semi-Annual	Bank of America N.A.	06/25/21	0.74%	USD	2,450	(56,855)
2-Year Interest Rate Swap, 06/27/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.00%	Annual	Nomura International Plc	06/25/21	—	EUR	4,880	(528)
10-Year Interest Rate Swap, 07/01/31	3-Month LIBOR, 0.23%	Quarterly	0.72%	Semi-Annual	BNP Paribas S.A.	06/29/21	0.72	USD	2,450	(60,803)
2-Year Interest Rate Swap, 07/03/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.00%	Annual	Barclays Bank PLC	07/01/21	—	EUR	5,230	(589)
2-Year Interest Rate Swap, 07/04/23	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.05%)	Annual	Barclays Bank PLC	07/02/21	(0.05)	EUR	5,120	(720)
10-Year Interest Rate Swap, 07/16/31	3-Month LIBOR, 0.23%	Quarterly	0.67%	Semi-Annual	Bank of America N.A.	07/14/21	0.67	USD	2,490	(70,863)
10-Year Interest Rate Swap, 07/16/31	3-Month LIBOR, 0.23%	Quarterly	1.10%	Semi-Annual	Citibank N.A.	07/14/21	1.10	USD	1,530	(16,207)
10-Year Interest Rate Swap, 07/18/31	3-Month LIBOR, 0.23%	Quarterly	1.10%	Semi-Annual	Citibank N.A.	07/16/21	1.10	USD	1,570	(16,792)
2-Year Interest Rate Swap, 07/21/23	6-Month EURIBOR, (0.48%)	Semi-Annual	0.00%	Annual	Barclays Bank PLC	07/19/21	—	EUR	5,270	(675)
10-Year Interest Rate Swap, 08/06/31	3-Month LIBOR, 0.23%	Quarterly	0.95%	Semi-Annual	Barclays Bank PLC	08/04/21	0.95	USD	2,190	(35,252)
10-Year Interest Rate Swap, 08/07/31	3-Month LIBOR, 0.23%	Quarterly	0.95%	Semi-Annual	Deutsche Bank AG	08/05/21	0.95	USD	2,390	(38,684)
10-Year Interest Rate Swap, 08/11/31	3-Month LIBOR, 0.23%	Quarterly	0.63%	Semi-Annual	Deutsche Bank AG	08/09/21	0.63	USD	14,190	(450,386)
10-Year Interest Rate Swap, 08/11/31	3-Month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	08/09/21	1.00	USD	7,350	(107,219)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	08/09/21	(0.25)	EUR	30,000	(13,950)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.15%)	Annual	Barclays Bank PLC	08/09/21	(0.15)	EUR	12,480	(3,522)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.15%)	Annual	Barclays Bank PLC	08/09/21	(0.15)	EUR	6,990	(1,973)
2-Year Interest Rate Swap, 09/05/23	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	09/03/21	(0.25)	EUR	22,950	(12,022)
5-Year Interest Rate Swap, 09/05/26	3-Month LIBOR, 0.23%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60	USD	10,390	(49,722)
10-Year Interest Rate Swap, 10/02/31	3-Month LIBOR, 0.23%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	09/30/21	1.45	USD	6,560	(41,686)
10-Year Interest Rate Swap, 01/12/32	3-Month LIBOR, 0.23%	Quarterly	1.15%	Semi-Annual	Bank of America N.A.	01/10/22	1.15	USD	1,400	(22,558)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 01/30/32	3-Month LIBOR, 0.23%	Quarterly	1.95%	Semi-Annual	Morgan Stanley & Co. International PLC	01/28/22	1.95%	USD	4,010	$(15,637)
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.23%	Quarterly	0.68%	Semi-Annual	Deutsche Bank AG	02/07/22	0.68	USD	2,870	(108,940)
10-Year Interest Rate Swap, 02/24/32	3-Month LIBOR, 0.23%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	02/22/22	1.85	USD	2,970	(15,045)
10-Year Interest Rate Swap, 03/02/22	3-Month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60	USD	2,840	(22,815)
10-Year Interest Rate Swap, 03/05/32	3-Month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/03/22	1.60	USD	2,840	(23,050)
10-Year Interest Rate Swap, 03/06/32	3-Month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/04/22	1.60	USD	4,485	(36,485)
10-Year Interest Rate Swap, 03/06/32	3-Month LIBOR, 0.23%	Quarterly	1.60%	Semi-Annual	Barclays Bank PLC	03/04/22	1.60	USD	2,818	(22,924)
5-Year Interest Rate Swap, 04/06/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.12%)	Annual	Barclays Bank PLC	04/04/22	(0.12)	EUR	5,250	(28,676)
5-Year Interest Rate Swap, 04/09/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.02%)	Annual	Barclays Bank PLC	04/07/22	(0.02)	EUR	6,030	(25,692)
10-Year Interest Rate Swap, 05/04/32	3-Month LIBOR, 0.23%	Quarterly	0.74%	Semi-Annual	Deutsche Bank AG	05/02/22	0.74	USD	2,540	(97,818)
5-Year Interest Rate Swap, 05/05/27	3-Month LIBOR, 0.23%	Quarterly	3.25%	Semi-Annual	Goldman Sachs Bank USA	05/03/22	3.25	USD	10,130	(728)
10-Year Interest Rate Swap, 05/11/31	3-Month LIBOR, 0.23%	Quarterly	2.75%	Semi-Annual	Nomura International Plc	05/09/22	2.75	USD	10,350	(16,136)
5-Year Interest Rate Swap, 06/17/27	3-Month LIBOR, 0.23%	Quarterly	0.61%	Semi-Annual	Morgan Stanley & Co. International PLC	06/15/22	0.61	USD	6,790	(74,188)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 0.23%	Quarterly	2.75%	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	2.75	USD	4,160	(8,236)
10-Year Interest Rate Swap, 08/04/32	3-Month LIBOR, 0.23%	Quarterly	3.25%	Semi-Annual	JPMorgan Chase Bank N.A.	08/02/22	3.25	USD	4,160	(4,111)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.23%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72	USD	970	(42,790)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.23%	Quarterly	2.75%	Semi-Annual	Barclays Bank PLC	08/08/22	2.75	USD	4,270	(8,577)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.23%	Quarterly	3.25%	Semi-Annual	Barclays Bank PLC	08/08/22	3.25	USD	4,270	(4,280)
5-Year Interest Rate Swap, 08/10/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.02%)	Annual	Barclays Bank PLC	08/08/22	(0.02)	EUR	6,690	(39,544)
5-Year Interest Rate Swap, 09/14/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.14%)	Annual	Barclays Bank PLC	09/12/22	(0.14)	EUR	2,720	(22,947)
5-Year Interest Rate Swap, 09/15/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.04%)	Annual	Barclays Bank PLC	09/13/22	(0.04)	EUR	2,720	(18,094)
1-Year Interest Rate Swap, 04/08/24	3-Month LIBOR, 0.23%	Quarterly	0.61%	Semi-Annual	Bank of America N.A.	04/06/23	0.61	USD	8,740	(10,473)
1-Year Interest Rate Swap, 04/11/24	3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	Deutsche Bank AG	04/11/23	0.69	USD	13,770	(14,099)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 0.23%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.00	USD	3,950	(24,077)
10-Year Interest Rate Swap, 06/15/34	3-Month LIBOR, 0.23%	Quarterly	3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	06/13/24	3.50	USD	3,950	(14,116)
10-Year Interest Rate Swap, 06/22/26	3-Month LIBOR, 0.23%	Quarterly	3.00%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.00	USD	3,950	(24,309)
10-Year Interest Rate Swap, 06/22/26	3-Month LIBOR, 0.23%	Quarterly	3.50%	Semi-Annual	Morgan Stanley & Co. International PLC	06/20/24	3.50	USD	3,950	(14,265)

34

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put (continued)
10-Year Interest Rate Swap, 08/22/34	3-Month LIBOR, 0.23%	Quarterly	2.25%	Semi-Annual	Morgan Stanley & Co. International PLC	08/20/24	2.25%	USD	4,410	$(66,272)
10-Year Interest Rate Swap, 03/14/39	3-Month LIBOR, 0.23%	Quarterly	3.05%	Semi-Annual	Barclays Bank PLC	03/12/29	3.05	USD	2,840	(56,329)

										(2,511,791)

										$(9,261,577)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	USD	2,001	$(101,127)	$(81,555)	$(19,572)
CDX.NA.IG.34.V1	1.00	Quarterly	06/20/25	USD	16,814	(120,603)	(247,474)	126,871
CDX.NA.HY.35.V1	5.00	Quarterly	12/20/25	USD	3,700	(156,743)	(151,673)	(5,070)
CDX.NA.IG.35.V1	1.00	Quarterly	12/20/25	USD	26,500	(559,647)	(605,653)	46,006

						$(938,120)	$(1,086,355)	$148,235

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.34.V1	5.00%	Quarterly	12/20/25	B	EUR	20	$1,710	$1,614	$96

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 0.23%	Quarterly	1.53%	Semi-Annual	N/A		11/23/20	USD	11,880	$83,985	$18	$83,967
1.56%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		03/29/21	USD	5,660	(37,752)	30	(37,782)
1.77%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		06/15/21	USD	8,210	(131,227)	62	(131,289)
3-Month LIBOR, 0.23%	Quarterly	1.36%	Semi-Annual	N/A		09/28/21	USD	3,500	40,084	37	40,047
(0.45%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		12/16/21	EUR	5,440	19,085	44	19,041
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.30%)	Annual	N/A		01/17/22	EUR	11,040	9,165	208	8,957
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.48%)	Annual	N/A		03/07/22	EUR	5,950	(16,227)	57	(16,284)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.48%)	Annual	N/A		03/07/22	EUR	7,180	(19,660)	70	(19,730)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.49%)	Annual	N/A		03/09/22	EUR	4,550	(13,664)	45	(13,709)
(0.35%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		03/21/22	EUR	2,820	(680)	28	(708)
(0.34%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		03/21/22	EUR	2,830	(1,943)	28	(1,971)
3-Month LIBOR, 0.23%	Quarterly	2.03%	Semi-Annual	N/A		03/30/22	USD	1,914	52,471	17	52,454
3-Month LIBOR, 0.23%	Quarterly	0.33%	Semi-Annual	04/06/21	(a)	04/06/22	USD	37,775	51,868	406	51,462
3-Month LIBOR, 0.23%	Quarterly	0.28%	Semi-Annual	05/06/21	(a)	05/06/22	USD	6,000	4,791	64	4,727
3-Month LIBOR, 0.23%	Quarterly	2.01%	Semi-Annual	05/17/21	(a)	05/17/22	USD	756	13,674	2,243	11,431
1.87%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	06/03/21	(a)	06/03/22	USD	3,450	(57,670)	36	(57,706)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.25%)	Annual	N/A		06/24/22	EUR	2,499	10,719	28	10,691
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.29%)	Annual	N/A		06/27/22	EUR	937	3,180	10	3,170
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.28%)	Annual	N/A		06/27/22	EUR	937	3,455	11	3,444
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.28%)	Annual	N/A		06/30/22	EUR	938	3,602	11	3,591
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.32%)	Annual	N/A		07/18/22	EUR	4,580	14,132	55	14,077
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.31%)	Annual	N/A		07/18/22	EUR	4,580	15,045	1,137	13,908
3-Month LIBOR, 0.23%	Quarterly	0.32%	Semi-Annual	N/A		07/18/22	USD	810	1,599	9	1,590

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.30%)	Annual	N/A		07/20/22	EUR	5,250	$18,821	$63	$18,758
(0.40%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		07/21/22	EUR	5,460	(7,384)	68	(7,452)
0.21%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	01/06/21	(a)	09/15/22	USD	40,540	(5,893)	530	(6,423)
(0.26%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		09/22/22	EUR	5,170	(27,688)	68	(27,756)
3-Month LIBOR, 0.23%	Quarterly	1.34%	Semi-Annual	N/A		09/28/22	USD	6,240	140,867	73	140,794
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.33%)	Annual	10/02/20	(a)	10/03/22	EUR	6,310	23,526	85	23,441
3-Month LIBOR, 0.23%	Quarterly	1.25%	Semi-Annual	10/06/20	(a)	10/06/22	USD	7,335	151,817	86	151,731
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.35%)	Annual	11/02/20		11/02/22	EUR	3,570	11,768	47	11,721
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.33%)	Annual	02/12/21	(a)	02/13/23	EUR	1,390	4,945	19	4,926
(0.41%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	02/16/21	(a)	02/16/23	EUR	7,530	(13,878)	108	(13,986)
(0.40%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	02/16/21	(a)	02/16/23	EUR	7,440	(14,418)	107	(14,525)
3-Month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	03/01/21	(a)	03/01/23	USD	3,325	55,629	39	55,590
3-Month LIBOR, 0.23%	Quarterly	1.06%	Semi-Annual	03/01/21	(a)	03/01/23	USD	3,325	55,894	39	55,855
3-Month LIBOR, 0.23%	Quarterly	1.07%	Semi-Annual	03/01/21	(a)	03/01/23	USD	3,350	57,085	40	57,045
3-Month LIBOR, 0.23%	Quarterly	1.10%	Semi-Annual	03/01/21	(a)	03/01/23	USD	13,390	235,797	159	235,638
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.41%)	Annual	03/02/21	(a)	03/02/23	EUR	2,450	3,999	33	3,966
3-Month LIBOR, 0.23%	Quarterly	0.88%	Semi-Annual	03/02/21	(a)	03/02/23	USD	3,350	44,424	40	44,384
3-Month LIBOR, 0.23%	Quarterly	0.88%	Semi-Annual	03/02/21	(a)	03/02/23	USD	6,665	88,916	79	88,837
3-Month LIBOR, 0.23%	Quarterly	0.88%	Semi-Annual	03/02/21	(a)	03/02/23	USD	6,700	88,915	80	88,835
3-Month LIBOR, 0.23%	Quarterly	0.90%	Semi-Annual	03/02/21	(a)	03/02/23	USD	3,350	46,198	40	46,158
3-Month LIBOR, 0.23%	Quarterly	0.98%	Semi-Annual	03/02/21	(a)	03/02/23	USD	3,360	51,372	40	51,332
3-Month LIBOR, 0.23%	Quarterly	0.99%	Semi-Annual	03/02/21	(a)	03/02/23	USD	3,360	51,943	40	51,903
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.47%)	Annual	03/04/21	(a)	03/06/23	EUR	2,970	609	40	569
(0.18%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	03/24/21	(a)	03/24/23	EUR	11,815	(85,986)	155	(86,141)
(0.18%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	03/24/21	(a)	03/24/23	EUR	11,800	(84,477)	154	(84,631)
(0.17%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	03/24/21	(a)	03/24/23	EUR	11,815	(87,731)	155	(87,886)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.31%)	Annual	04/29/21	(a)	04/28/23	EUR	2,660	10,967	35	10,932
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.34%)	Annual	05/03/21	(a)	05/03/23	EUR	3,560	11,685	47	11,638
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.38%)	Annual	05/04/21	(a)	05/04/23	EUR	3,410	7,989	45	7,944
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.37%)	Annual	05/06/21	(a)	05/08/23	EUR	1,570	4,204	21	4,183
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.42%)	Annual	06/24/21	(a)	06/26/23	EUR	2,720	4,075	88	3,987
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.40%)	Annual	06/25/21	(a)	06/26/23	EUR	2,700	5,326	(20)	5,346
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.42%)	Annual	07/02/21	(a)	07/03/23	EUR	5,690	7,954	206	7,748
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.40%)	Annual	07/08/21	(a)	07/10/23	EUR	2,610	4,800	105	4,695
3-Month LIBOR, 0.23%	Quarterly	0.25%	Semi-Annual	07/08/22	(a)	07/10/23	USD	5,380	(2,068)	58	(2,126)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.41%)	Annual	07/20/21	(a)	07/20/23	EUR	5,730	9,151	80	9,071
(0.30%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	07/26/21	(a)	07/25/23	EUR	12,900	(54,059)	202	(54,261)
(0.29%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	07/26/21	(a)	07/26/23	EUR	14,350	(63,610)	226	(63,836)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.41%)	Annual	07/27/21	(a)	07/27/23	EUR	2,700	4,191	38	4,153
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.43%)	Annual	08/05/21	(a)	08/07/23	EUR	2,050	2,302	30	2,272
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.43%)	Annual	08/09/21	(a)	08/09/23	EUR	1,590	1,702	(142)	1,844
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.45%)	Annual	08/11/21	(a)	08/11/23	EUR	1,730	897	27	870
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.58%)	Annual	08/17/21	(a)	08/17/23	EUR	1,760	(4,253)	28	(4,281)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.44%)	Annual	08/24/21	(a)	08/24/23	EUR	620	517	9	508
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.47%)	Annual	09/13/21	(a)	09/13/23	EUR	6,690	823	97	726
1.61%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	11/01/21	(a)	11/01/23	USD	3,260	(86,709)	38	(86,747)
(0.17%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	12/13/21	(a)	12/13/23	EUR	5,190	(36,854)	81	(36,935)
(0.12%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	12/27/21	(a)	12/27/23	EUR	770	(6,385)	12	(6,397)
(0.06%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	01/03/22	(a)	01/03/24	EUR	2,735	(26,475)	43	(26,518)
(0.05%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	01/03/22	(a)	01/03/24	EUR	2,735	(26,899)	43	(26,942)
(0.17%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		11/11/24	EUR	1,160	(13,903)	15	(13,918)
(0.22%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		11/21/24	EUR	3,890	(37,046)	51	(37,097)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.23%)	Annual	N/A		12/02/24	EUR	6,710	60,912	95	60,817
0.30%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	01/06/21	(a)	02/28/25	USD	6,260	4,842	964	3,878
0.30%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	01/06/21	(a)	02/28/25	USD	11,270	7,121	151	6,970
(0.18%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		03/18/25	EUR	270	(3,586)	4	(3,590)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.43%)	Annual	N/A		09/22/25	EUR	1,330	(215)	(506)	291
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.44%)	Annual	N/A		09/23/25	EUR	500	(438)	8	(446)
3-Month LIBOR, 0.23%	Quarterly	0.33%	Semi-Annual	N/A		09/23/25	USD	1,180	(1,246)	16	(1,262)
0.35%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	10/01/20	(a)	10/01/25	USD	970	471	13	458
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.34%)	Annual	07/20/21	(a)	07/20/26	EUR	2,160	6,312	38	6,274

36

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.65%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	04/20/22	(a)	04/20/27	USD	530	$(2,589)	$7	$(2,596)
(0.26%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	08/16/22	(a)	08/16/27	EUR	1,470	(5,098)	27	(5,125)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.25%)	Annual	08/16/22	(a)	08/16/27	EUR	5,890	23,273	107	23,166
3-Month LIBOR, 0.23%	Quarterly	0.50%	Semi-Annual	12/31/20		08/16/27	USD	15,490	(9,507)	225	(9,732)
0.50%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/19/27	USD	1,310	(624)	19	(643)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.28%)	Annual	09/19/22	(a)	09/20/27	EUR	1,340	2,090	(382)	2,472
6-Month JPY LIBOR, 0.26%	Semi-Annual	0.37%	Semi-Annual	N/A		01/31/28	JPY	181,730	50,865	21	50,844
3-Month LIBOR, 0.23%	Quarterly	0.65%	Semi-Annual	07/12/23	(a)	07/12/28	USD	7,950	(37,152)	106	(37,258)
6-Month JPY LIBOR, 0.26%	Semi-Annual	0.36%	Semi-Annual	N/A		07/31/28	JPY	113,000	32,738	14	32,724
3-Month LIBOR, 0.23%	Quarterly	0.71%	Semi-Annual	08/14/23	(a)	08/14/28	USD	6,340	(17,289)	85	(17,374)
0.19%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		01/04/29	JPY	100,000	(16,234)	13	(16,247)
1.37%	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		02/20/29	EUR	1,970	(351,790)	39	(351,829)
1.38%	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		02/22/29	EUR	590	(105,930)	12	(105,942)
6-Month EURIBOR, (0.48%)	Semi-Annual	0.56%	Annual	N/A		03/12/29	EUR	1,640	148,992	28	148,964
6-Month EURIBOR, (0.48%)	Semi-Annual	0.06%	Annual	N/A		07/26/29	EUR	930	34,325	16	34,309
0.19%	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	N/A		01/16/30	EUR	2,280	(117,808)	447	(118,255)
1.31%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		02/27/30	USD	2,770	(164,693)	42	(164,735)
3-Month LIBOR, 0.23%	Quarterly	1.32%	Semi-Annual	N/A		02/27/30	USD	2,430	145,049	37	145,012
3-Month LIBOR, 0.23%	Quarterly	0.64%	Semi-Annual	N/A		04/29/30	USD	2,160	(7,052)	33	(7,085)
3-Month LIBOR, 0.23%	Quarterly	0.60%	Semi-Annual	N/A		05/20/30	USD	2,320	(17,473)	35	(17,508)
0.68%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		05/20/30	USD	770	(621)	12	(633)
3-Month LIBOR, 0.23%	Quarterly	0.67%	Semi-Annual	N/A		06/03/30	USD	1,850	(2,505)	28	(2,533)
3-Month LIBOR, 0.23%	Quarterly	0.64%	Semi-Annual	N/A		07/10/30	USD	780	(4,580)	12	(4,592)
1.20%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/19/30	USD	30	(1,454)	—	(1,454)
3-Month LIBOR, 0.23%	Quarterly	1.02%	Semi-Annual	N/A		09/09/30	USD	1,885	56,834	30	56,804
0.68%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		09/16/30	USD	2,760	9,817	43	9,774
3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A		09/16/30	USD	880	(2,307)	14	(2,321)
3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A		09/23/30	USD	880	(2,850)	14	(2,864)
3-Month LIBOR, 0.23%	Quarterly	0.70%	Semi-Annual	10/01/20	(a)	10/01/30	USD	870	(1,623)	14	(1,637)
0.67%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	10/09/20	(a)	10/09/30	USD	2,730	13,746	43	13,703
0.65%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	11/04/20		11/04/30	USD	2,740	21,362	43	21,319
3-Month LIBOR, 0.23%	Quarterly	1.76%	Semi-Annual	01/11/21	(a)	01/13/31	USD	760	75,310	12	75,298
3-Month LIBOR, 0.23%	Quarterly	0.75%	Semi-Annual	N/A		04/07/31	USD	210	(613)	3	(616)
3-Month LIBOR, 0.23%	Quarterly	2.45%	Semi-Annual	05/18/21	(a)	05/19/31	USD	860	139,535	13	139,522
0.76%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	06/03/21	(a)	06/03/31	USD	3,648	13,495	57	13,438
3-Month LIBOR, 0.23%	Quarterly	2.10%	Semi-Annual	06/22/21	(a)	06/23/31	USD	430	54,683	7	54,676
0.86%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		10/06/31	USD	290	(491)	5	(496)
0.52%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	11/30/21	(a)	11/28/31	JPY	95,000	(41,598)	16	(41,614)
0.80%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	02/08/22	(a)	02/09/32	USD	1,330	10,701	21	10,680
0.77%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	05/06/22	(a)	05/06/32	USD	2,650	36,538	42	36,496
1.02%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	06/07/22	(a)	06/07/32	USD	500	(4,630)	8	(4,638)
0.85%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/15/22	(a)	08/16/32	USD	17,650	163,886	69,006	94,880
3-Month LIBOR, 0.23%	Quarterly	0.85%	Semi-Annual	08/15/22	(a)	08/16/32	USD	19,000	(176,421)	304	(176,725)
0.85%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/15/22	(a)	08/16/32	USD	19,000	176,421	(31,130)	207,551
0.36%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		02/06/34	JPY	30,720	(10,054)	4	(10,058)
0.34%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		02/08/34	JPY	50,250	(15,175)	8	(15,183)
0.34%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		03/14/34	JPY	24,760	(7,400)	4	(7,404)
2.33%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	06/24/24	(a)	06/26/34	USD	310	(34,979)	5	(34,984)
1.65%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/22/24	(a)	08/22/34	USD	1,355	(62,398)	21	(62,419)
6-Month JPY LIBOR, 0.26%	Semi-Annual	0.14%	Semi-Annual	N/A		06/12/35	JPY	250,000	1,908	43	1,865
0.16%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		07/09/35	JPY	107,580	(4,726)	19	(4,745)
6-Month JPY LIBOR, 0.26%	Semi-Annual	0.13%	Semi-Annual	N/A		09/18/35	JPY	50,000	(615)	9	(624)
6-Month JPY LIBOR, 0.26%	Semi-Annual	0.13%	Semi-Annual	N/A		09/18/35	JPY	50,000	(597)	9	(606)
3-Month LIBOR, 0.23%	Quarterly	3.18%	Semi-Annual	05/09/28	(a)	05/10/38	USD	1,590	260,548	24	260,524
3.08%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	06/29/28	(a)	06/29/38	USD	230	(35,448)	3	(35,451)
0.66%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		12/06/38	JPY	40,000	(32,024)	8	(32,032)
0.62%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		12/14/38	JPY	25,000	(18,223)	5	(18,228)
0.41%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		04/04/39	JPY	26,190	(9,704)	6	(9,710)
2.82%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	04/04/29	(a)	04/04/39	USD	3,000	(382,509)	46	(382,555)
0.33%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		06/10/39	JPY	27,540	(5,975)	6	(5,981)
0.30%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		06/17/39	JPY	25,860	(4,008)	5	(4,013)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.17%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	N/A		08/08/39	JPY	22,870	$1,898	$5	$1,893
1.01%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	04/02/30	(a)	04/03/40	USD	4,100	152,560	66	152,494
0.72%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	03/21/24	(a)	03/22/44	JPY	19,000	(13,369)	4	(13,373)
0.20%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	08/28/24	(a)	08/30/44	JPY	12,720	3,612	3	3,609
0.37%	Semi-Annual	6-Month JPY LIBOR, 0.26%	Semi-Annual	01/30/25	(a)	01/30/45	JPY	20,250	(231)	5	(236)
3-Month LIBOR, 0.23%	Quarterly	1.08%	Semi-Annual	12/31/20		02/15/47	USD	2,240	(23,081)	52	(23,133)
3-Month LIBOR, 0.23%	Quarterly	1.09%	Semi-Annual	12/31/20		02/15/47	USD	2,080	(15,041)	48	(15,089)
3.02%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	12/08/38	(a)	12/08/48	USD	400	(54,424)	6	(54,430)
2.38%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	07/05/39	(a)	07/06/49	USD	620	(52,578)	10	(52,588)
1.71%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/16/39	(a)	08/16/49	USD	600	(18,905)	9	(18,914)
1.78%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/16/39	(a)	08/16/49	USD	500	(18,745)	8	(18,753)
1.67%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/17/39	(a)	08/17/49	USD	460	(12,936)	7	(12,943)
1.25%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		03/07/50	USD	460	(14,909)	10	(14,919)
1.10%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		11/25/50	USD	750	5,886	17	5,869
0.88%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	07/12/23	(a)	07/14/53	USD	1,470	127,338	34	127,304
1.02%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/14/23	(a)	08/14/53	USD	1,160	60,147	27	60,120
3-Month LIBOR, 0.23%	Quarterly	1.93%	Semi-Annual	12/01/26	(a)	12/01/56	USD	110	18,042	2	18,040

									$546,210	$49,373	$496,837

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	30	$(8,536)	$(3,215)	$(5,321)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B+	EUR	20	(3,430)	0	(3,430)
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	38	(1,200)	(1,070)	(130)
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	82	(2,631)	(2,353)	(278)
Rolls-Royce PLC	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	BB-	EUR	90	(1,916)	(1,395)	(521)
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	NR	USD	5,000	(1,405,867)	(497,629)	(908,238)
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	NR	USD	2,500	(702,934)	(246,140)	(456,794)
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	NR	USD	5,550	(1,560,514)	(725,031)	(835,483)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(1,313,650)	(533,162)	(780,488)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(1,313,650)	(533,162)	(780,488)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR	USD	5,000	(1,313,649)	(527,338)	(786,311)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58		USD	5,000	(1,313,649)	(533,111)	(780,538)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	9,450	(2,482,797)	(1,142,711)	(1,340,086)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	8,614	(2,263,070)	(2,311,201)	48,131

								$(13,687,493)	$(7,057,518)	$(6,629,975)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

38

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$65,484,336	$30,604	$65,514,940
Common Stocks	—	—	21,047	21,047
Corporate Bonds	—	534,417,170	7,189,663	541,606,833
Floating Rate Loan Interests	—	17,091,997	435,460	17,527,457
Foreign Agency Obligations	—	30,669,126	—	30,669,126
Municipal Bonds	—	27,593,029	—	27,593,029
Non-Agency Mortgage-Backed Securities	—	40,522,067	—	40,522,067
Preferred Securities
Capital Trusts	—	63,048,940	—	63,048,940
Preferred Stocks
Banks	1,954,500	—	—	1,954,500
Capital Markets	4,260,193	—	—	4,260,193
Thrifts & Mortgage Finance	—	88,800	—	88,800
Trust Preferred	798,150	—	—	798,150
U.S. Government Sponsored Agency Securities	—	110,557,318	—	110,557,318
U.S. Treasury Obligations	—	237,831,152	—	237,831,152
Warrants	—	12,262	—	12,262
Short-Term Securities
Money Market Funds	27,250,039	—	—	27,250,039
Options Purchased
Credit Contracts	—	313,904	—	313,904
Interest Rate Contracts	406,625	6,539,956	—	6,946,581

	$34,669,507	$1,134,170,057	$7,676,774	$1,176,516,338

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$221,104	$—	$221,104
Foreign Currency Exchange Contracts	—	453,822	—	453,822
Interest Rate Contracts	368,763	3,411,995	—	3,780,758
Liabilities
Credit Contracts	—	(6,702,748)	—	(6,702,748)
Foreign Currency Exchange Contracts	—	(308,878)	—	(308,878)
Interest Rate Contracts	(1,310,501)	(12,519,147)	—	(13,829,648)

	$(941,738)	$(15,443,852)	$—	$(16,385,590)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $293,723,851 are categorized as Level 2 within the disclosure hierarchy.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2019	$1,640,060	$—	$8,618,085	$845,594	$11,103,739
Transfers into Level 3(a)	—	—	—	413,762	413,762
Transfers out of Level 3(b)	(1,500,000)	—	—	(258,280)	(1,758,280)
Accrued discounts/premiums	(89,816)	—	4,720	468	(84,628)
Net realized gain (loss)	—	—	—	(28,654)	(28,654)
Net change in unrealized appreciation (depreciation)(c)	(19,640)	13,822	(1,607,010)	7,995	(1,604,833)
Purchases	—	7,225	262,448	133,724	403,397
Sales	—	—	(88,580)	(679,149)	(767,729)

Closing balance, as of September 30, 2020	$30,604	$21,047	$7,189,663	$435,460	$7,676,774

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(c)	$(19,639)	$13,823	$(1,607,011)	$(8,467)	$(1,621,294)

(a)

As of December 31, 2019, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2019, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

CD	Certificate of Deposit

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

40